UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                   FORM N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                  Investment Company Act File Number: 811-5104



                          Capital World Bond Fund, Inc.
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                   Date of fiscal year end: September 30, 2005

                    Date of reporting period: March 31, 2005





                                Julie F. Williams
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                                 Michael Glazer
                      Paul, Hastings, Janofsky & Walker LLP
                             515 South Flower Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)

ITEM 1 - Reports to Stockholders

[logo - American Funds(R)]

The right choice for the long term(R)

CAPITAL WORLD BOND FUND

[cover: photo of large binoculars on a tripod sitting on a wood observation deck]

Semi-annual report for the six months ended March 31, 2005

CAPITAL WORLD BOND FUND(R) seeks to maximize long-term total return, consistent with prudent management, by investing primarily in a global portfolio of investment-grade bonds denominated in U.S. dollars and other currencies. The fund may also invest in lower quality, high-yield debt securities.

This fund is one of the 29 American Funds. The organization ranks among the nation's three largest mutual fund families. For more than seven decades, Capital Research and Management Company,(SM) the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

FIGURES SHOWN ARE PAST RESULTS FOR CLASS A SHARES AND ARE NOT PREDICTIVE OF RESULTS IN FUTURE PERIODS. CURRENT AND FUTURE RESULTS MAY BE LOWER OR HIGHER THAN THOSE SHOWN. SHARE PRICES AND RETURNS WILL VARY, SO INVESTORS MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. FOR THE MOST CURRENT INFORMATION AND MONTH-END RESULTS, VISIT AMERICANFUNDS.COM. FUND RESULTS SHOWN, UNLESS OTHERWISE INDICATED, ARE AT NET ASSET VALUE. IF A SALES CHARGE (MAXIMUM 3.75%) HAD BEEN DEDUCTED, THE RESULTS WOULD HAVE BEEN LOWER.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2005:

                                                                             1 year           5 years          10 years
Class A shares
Reflecting 3.75% maximum sales charge                                        +3.03%           +8.70%            +6.71%

The fund's investment adviser is waiving a portion of its management fees. Results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on page 22 for details.

The fund's 30-day yield for Class A shares as of April 30, 2005, calculated in accordance with the Securities and Exchange Commission formula, was 3.46%, which reflects a fee waiver (3.41% without the fee waiver). The fund's distribution rate for Class A shares as of that date was 3.91%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund's past dividends paid to shareholders. Accordingly, the fund's SEC yield and distribution rate may differ.

Results for other share classes can be found on page 28. Please see the inside back cover for important information about other share classes.

The return of principal in bond funds is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the fund. Investing in non-U.S. bonds is subject to additional risks. They include currency fluctuations, political and social instability, differing securities regulations and accounting standards, higher transaction costs, possible changes in taxation and illiquidity. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal. For more complete information, please read the prospectus.


[photo of large binoculars on a tripod sitting on a wood observation deck]



FELLOW SHAREHOLDERS:

Over the past six months, global economies continued to grapple with rising interest rates and higher crude oil prices. Nonetheless, bonds delivered positive returns, and our non-U.S. dollar holdings benefited further from currency movements.

For the semi-annual period ended March 31, Capital World Bond Fund produced a total return of 6.3%. This outpaced the 4.5% return of the unmanaged Lehman Brothers Global Aggregate Bond Index, which does not include expenses. The fund's results also surpassed the 4.7% average return of global income funds as measured by Lipper.

During the reporting period, the fund paid dividends totaling 66.3 cents a share. This included an increase in the regular quarterly dividend -- from 14 cents to 16 cents -- as well as a special dividend of 22.3 cents a share paid in December. Shareholders who reinvested dividends received an income return of 3.53%. Those who chose to receive dividends in cash earned an income return of 3.49%.

A GLOBAL OVERVIEW

The fund's fiscal year began in October 2004, with the U.S. economy continuing to grow at a solid pace, despite the drag of record-high oil and gas prices and concerns about the presidential election. Corporate profits surged, with healthy consumer spending supported by an improving labor market. In response to this sustained growth, the Federal Reserve Board raised its target for the federal funds rate (the rate at which banks lend to one another on an overnight basis) by a quarter point four times during the reporting period. After the end of the period, the Fed raised the rate again for the eighth time since June, bringing it to 3.00%. Short-term government bond yields moved accordingly with each measured increase. Uncharacteristically, intermediate- and long-term bond yields barely budged until late in the first quarter of 2005. The resilience of long-term bonds can be partially attributed to investors' persistent search for higher yields and longer maturity obligations; the strong involvement of official non-U.S. investors in purchasing U.S. dollar-based securities; and a benign inflation outlook.

[Begin Sidebar]

(as of March 31, 2005,                                          Average annual          Cumulative
with all distributions reinvested)                               total return          total return

Results at a glance
1 year                                                                  --                  +7.0%
5 years                                                              +9.5%                +57.7
10 years                                                             +7.1                 +98.9
Lifetime (since August 4, 1987)                                      +8.0                +290.3

[End Sidebar]

U.S. government and investment-grade corporate bond returns were relatively flat for the six-month period. High-yield bonds managed to post modest gains, despite suffering a sell-off in March sparked by concerns over the credit deterioration of key auto companies.

While rates rose in the United States for most of the yield curve, they fell in the 12-nation euro zone and the United Kingdom, particularly on intermediate- and long-term bonds. The euro zone's largest members continued to suffer from anemic growth and high unemployment. Domestic demand remained weak, and the strength of the euro coupled with higher commodity prices slowed exports and dimmed companies' earnings prospects. The European Central Bank kept its key lending rate unchanged at the historic low of 2.00%, where it has been since June 2003. The Bank of England also decided to keep its key interest rate on hold at 4.75%, following five rate increases from late 2003 to August 2004 that helped to slow consumer spending and a robust housing market.

In Japan, the deflationary trend that started almost seven years ago continued. Economic growth remained weak, with lower exports and business spending. In light of this, the Bank of Japan maintained its "zero percent" interest rate and stimulative monetary policies. Government bond yields fell slightly in what is already the world's lowest yielding bond market.

HOW THE FUND RESPONDED

Capital World Bond Fund offers shareholders access to government and corporate bonds from around the globe. The fund's ability to invest virtually anywhere in the world and across much of the credit quality and maturity spectrum helped it post relatively strong results.

Over the fiscal first half, the fund benefited from the decline of the U.S. dollar against major currencies, despite the dollar's rebound from its lows in late 2004. The euro ended the period some 4% stronger against the dollar, while the Japanese yen advanced nearly 3%. At the end of March, the fund's exposure to the euro was 27.0% of net assets, down from 35.7% in September 2004, and 15.8% to the yen, down from 18.0%. However, the fund increased its exposure to other currencies, such as the British pound (from 1.4% to 4.0%), New Turkish lira, South Korean won, Argentine peso and Israeli shekel.

Corporate bonds, particularly high-yield issues, also bolstered results, as they continued to benefit from improving balance sheets. These bonds represent 18.4% of the fund's assets; 4.2% of total assets are below-investment-grade corporate bonds. The most notable holdings were those in media, wireless telecommunication services and diversified telecommunication services.

In addition, exposure to developing country bonds helped the fund's return. Among the standouts were bonds of Poland, Turkey and South Korea. Investment-grade emerging markets bonds have been a part of the fund's portfolio for the past 10 years; high-yield bonds were added following a broadening of the fund's investment policy in 1999. Bonds from developing countries totaled 16.2% of the fund's assets.

SETTING SIGHTS ON THE FUTURE

Many central banks have already begun to raise interest rates; others are poised to begin. Looking forward, it is difficult to predict how high and fast interest rates will move in various countries. Markets are dynamic and sometimes driven by investors' sentiments. Therefore, fluctuations in interest rates, bond prices and currencies should be expected. No matter the environment, Capital World Bond Fund, with an eye toward long-term total return, continues to seek out opportunities around the world that take advantage of interest rate differentials and currency relationships. The fund's portfolio comprises nearly 575 securities, issued in some 50 countries and denominated in 19 currencies. This broad mix limits the fund's exposure to any one market and provides shareholders with an added layer of diversification.

We thank you for your continued support and we look forward to reporting to you again in six months.

Cordially,

/s/ Paul G. Haaga, Jr.              /s/ Mark H. Dalzell

Paul G. Haaga, Jr.                  Mark H. Dalzell
Chairman of the Board               President

May 12, 2005

For current information about the fund, visit americanfunds.com.



PORTFOLIO SUMMARY as of March 31, 2005

[begin pie chart]
Portfolio by type of security                               Percent of
                                                            Net Assets
Non-U.S. governments bonds & notes                               57.9%
Non-U.S. corporate bonds & notes                                  13.5
U.S. Treasury bonds & notes                                       13.2
U.S. corporate bonds & notes                                       4.9
Mortgage- and asset-backed obligations                             3.1
U.S. government agency bonds & notes                               0.5
Equity-related securities                                          1.4
Cash & equivalents                                                 5.5
[end pie chart]


QUALITY BREAKDOWN

Investment-grade bonds                    82.4%
Non-investment-grade bonds                10.7
  Developed country bonds                  3.7
  Developing country bonds                 7.0
Equity-related securities                  1.4
Cash & equivalents                         5.5


WHERE THE FUND'S ASSETS ARE INVESTED (by currency)

                           Capital World Bond Fund
                                        Net Assets


Country                         Currency Weighting
                                   (after hedging)

United States                             35.3%(1)
European Monetary Union                   27.0 (2)
Japan                                     15.8
United Kingdom                             4.0
Sweden                                     3.7
Turkey                                     2.8
South Korea                                2.4
Australia                                  1.3
Mexico                                     1.3
Poland                                     1.1
Argentina                                  0.9
Israel                                     0.8
Columbia                                   0.7
Denmark                                    0.7
Canada                                     0.6
Indonesia                                  0.6
Hungary                                    0.5
Norway                                     0.3
New Zealand                                0.2


HOW GLOBAL MARKETS FARED

                       Government bond market total returns (3)
                                Six months ended March 31, 2005

Country                               In Local          In U.S.
                                      Currency          Dollars

United States                              0.0%             0.0%
European Monetary Union                    4.1              8.9
Japan                                      1.3              4.4
United Kingdom                             2.9              7.5
Sweden                                     5.0              8.5
Turkey                                       -*               -*
South Korea                                  -*               -*
Australia                                  1.5              8.4
Mexico                                       -*               -*
Poland                                     8.1             20.9
Argentina                                    -*               -*
Israel                                       -*               -*
Columbia                                     -*               -*
Denmark                                    4.1              8.8
Canada                                     4.1              8.9
Indonesia                                    -*               -*
Hungary                                      -*               -*
Norway                                     2.7              9.4
New Zealand                                2.6              8.2


(1) Includes U.S. dollar-denominated bonds of other countries, totaling 13.8%.
(2) Euro-denominated bonds including corporate and European government debt.
(3) Source: Citigroup World Government Bond Index, based on bonds with remaining maturities of at least one year. European Monetary Union in the CWGBI consists of Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Portugal and Spain.
*  This market is not included in the Citigroup World Government Bond Index.



SUMMARY INVESTMENT PORTFOLIO, March 31, 2005
                                                                      unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund's principal holdings. For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.


                                                                                       Principal          Market          Percent
                                                                                          amount           value           of net
Bonds & notes  - 93.16%                                                                    (000)           (000)           assets

Euros - 32.14%
German Government:
 4.50% 2006                                                                          Euro 11,365     US$  15,149
 5.25% 2008                                                                                9,900          13,688
 5.375% 2010                                                                              12,150          17,373
 5.25% 2011                                                                               47,930          68,946
 5.00% 2012                                                                               17,800          25,486
 4.50% 2013                                                                               35,750          49,758
 6.25% 2024                                                                               26,100          43,848
 6.25% 2030                                                                               23,335          40,329
 5.50% 2031                                                                               10,000          15,830
 4.50% -  6.875%  2005 -   2028                                                           25,630          35,191            13.64
France (Republic of) Treasury Note 5.00% 2006                                              7,600          10,054
French Government:
 OAT 4.00% 2009                                                                           23,300          31,447
 OAT 5.00% 2011                                                                           31,720          45,309
 OAT 4.75% 2035                                                                            8,695          12,471
 OAT Strip Principal 0% 2019                                                              15,200          11,047
 OAT 2.25% -  5.50%  2008 -   2055 (1)                                                    12,065          17,559             5.35
Netherlands Government:
 5.75% 2007                                                                               10,340          14,202
 5.25% 2008                                                                                9,325          13,027
 3.75% 2009                                                                                9,045          12,097
 5.00% -  7.50% 2006 - 2028                                                               13,755          20,760             2.52
Spanish Government:
 6.15% 2013                                                                               11,500          17,664
 4.80% -  6.00%  2006 -   2011                                                             5,955           8,353             1.09
Belgium (Kingdom of) 4.25% 2014                                                           10,385          14,130              .59
Other securities                                                                                         213,698             8.95
                                                                                                         767,416            32.14

Japanese yen  - 8.24%
Japanese Government:
 0.10% 2005                                                                       Yen  3,396,800          31,707
 0.90% 2008                                                                            5,948,500          56,683
 1.80% 2010                                                                            1,655,000          16,412
 0.50% 2013                                                                            6,404,500          57,026
 1.50% 2014                                                                            1,800,000          17,160
 0.40% -  0.50% 2006 -   2007                                                            250,000           2,350             7.59
Spain (Kingdom of) 3.10% 2006                                                            370,000           3,606              .15
Other securities                                                                                          11,881              .50
                                                                                                         196,825             8.24

British pounds  - 4.83%
United Kingdom:
 5.00% 2008                                                                       Pound   12,400     US$  23,632
 5.00% 2012                                                                               13,500          25,979
 4.25% -  8.50% 2005 - 2036                                                               20,005          38,392             3.69
Other securities                                                                                          27,277             1.14
                                                                                                         115,280             4.83

Swedish kronor  - 3.54%
Swedish Government:
 5.00% 2009                                                                       SKr    257,090          39,052
 5.25% 2011                                                                              148,250          23,148
 3.50% -  8.00%  2006 - 2014                                                              75,000          12,514             3.13
Other securities                                                                                           9,811              .41
                                                                                                          84,525             3.54

New Turkish lira -  2.78%
Turkey (Republic of):
 Treasury Bill 0% 2006                                                            TRY     22,000          13,473
 20.00% 2007                                                                              27,648          21,510
 15.00% 2010                                                                              22,277          16,184
 0% due  2005                                                                             21,517          15,256             2.78
                                                                                                          66,423             2.78

Australian dollars  - 2.49%
Queensland Treasury Corp. 6.00% 2015                                              A$      35,940          28,080             1.18
New South Wales Treasury Corp.:
 6.00% 2012                                                                               13,000          10,081
 5.50% 2014                                                                               20,750          15,578             1.07
Other securities                                                                                           5,804              .24
                                                                                                          59,543             2.49

South Korean won  - 2.41%
Korean Government:
 4.50% 2008                                                                       KRW 45,210,750          45,291
 4.50% 2009                                                                           12,145,000          12,176             2.41
                                                                                                          57,467             2.41

Mexican pesos  - 1.32%
United Mexican States Government:
 Series M20, 8.00% 2023                                                           MXP    226,087          15,832
 8.00% -  10.50% 2011 -   2014                                                           193,986          15,645             1.32
                                                                                                          31,477             1.32

Polish zloty  - 1.09%
Polish Government:
 6.00% 2010                                                                       PLZ     41,750          13,522
 6.00% -  8.50% 2006 -   2009                                                             38,300          12,509             1.09
                                                                                                          26,031             1.09

Argentine pesos  - 0.87%
Argentina (Republic of) 0.63 % -  5.83% 2016 - 2038 (2) (3) (4) (5)               ARS    104,699          20,865              .87
                                                                                                          20,865              .87

Israeli shekels - 0.82%
Israel Government Bond 7.50% 2014                                                 ILS     80,845          19,528              .82

U.S. dollars  - 29.05%
U.S. Treasury:
 6.75% 2005 (6)                                                                   US$     15,365          15,439
 3.25% 2007 (6)                                                                           16,500          16,280
 4.375% 2007 (6)                                                                          14,750          14,915
 4.75% 2008 (6)                                                                           22,500          23,043
 5.75% 2010 (6)                                                                           25,050          26,886
 4.25% 2013 (6)                                                                           21,000          20,715
 4.25% 2014 (6)                                                                           17,450          17,096
 8.125% 2019 (6)                                                                          37,850          50,944
 5.25% 2029 (6)                                                                           52,025          54,813
 1.125% -  8.875% 2005 - 2031 (1) (6)                                                     70,506          74,151            13.16
Russian Federation 5.00% 2030   (2)                                                       21,000          21,682              .91
Argentina (Republic of) 3.01% 2012 (2)                                                     6,600           5,570              .23
Polish Government 5.25% 2014                                                               2,000           2,037              .09
United Mexican States Government Global   4.625 % -  10.375% 2008 - 2009                   1,275           1,309              .06
Other securities                                                                                         348,654            14.60
                                                                                                         693,534            29.05

Other currencies - 3.58%                                                                                  85,472             3.58


Total bonds & notes (cost: $2,100,161,000)                                                             2,224,386            93.16


                                                                                                          Market          Percent
                                                                                                           value           of net
Rights & warrants  - 0.00%                                                                                 (000)           assets

Total rights & warrants (cost: $52,000)                                                                       -*              .00


                                                                                                          Market          Percent
                                                                                                           value           of net
Preferred stocks  - 1.37%                                                                                  (000)           assets

U.S. dollars - 1.09%                                                                                      25,947             1.09

Other currencies - 0.28%                                                                                   6,689              .28

Total preferred stocks (cost: $32,324,000)                                                           US$  32,636             1.37


                                                                                                          Market          Percent
                                                                                                           value           of net
Common stocks  - 0.02%                                                                                     (000)           assets


Total common stocks (cost: $417,000)                                                                 US$     568              .02


                                                                                       Principal          Market          Percent
                                                                                          amount           value           of net
Short-term securities  - 4.57%                                                             (000)           (000)           assets


Amsterdam Funding Corp. 2.77% due 4/18/2005 (7)                                       US$ 18,500          18,474              .77
KfW International Finance Inc. 2.75% - 2.83% due 5/3-5/31/2005 (7)                        17,700          17,632              .74
Old Line Funding LLC 2.65% due 4/11/2005 (7)                                              17,300          17,286              .72
Barton Capital LLC 2.65% due 4/6/2005 (7)                                                 15,300          15,293              .64
Other securities                                                                                          40,513             1.70
                                                                                                         109,198             4.57


Total short-term securities (cost: $109,198,000)                                                         109,198             4.57


Total investment securities (cost: $2,242,152,000)                                                     2,366,788            99.12

Other assets less liabilities                                                                             20,953              .88

Net assets                                                                                         US$ 2,387,741          100.00%


* Amount less than one thousand.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes to the portfolio apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Index-linked bond whose principal amount moves with a government retail price index.
(2) Coupon rate may change periodically.
(3) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(4) Scheduled interest payments not made; reorganization pending.
(5) This security has been authorized but has not yet been issued.
(6) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
(7) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those included in "Other securities" in the summary investment portfolio, was $201,150,000, which represented 8.42% of the net assets of the fund.

See Notes to Financial Statements


FINANCIAL STATEMENTS

Statement of assets and liabilities                                   unaudited
at March 31, 2005                             (dollars and shares in thousands,
                                                      except per-share amounts)

Assets:
 Investment securities at market (cost: $2,242,152)                                                                $2,366,788
 Cash                                                                                                                      64
 Receivables for:
  Sales of investments                                                                 $21,982
  Sales of fund's shares                                                                15,597
  Open forward currency contracts                                                        3,634
  Closed forward currency contracts                                                        698
  Dividends and interest                                                                37,587                         79,498
                                                                                                                    2,446,350
Liabilities:
 Payables for:
  Purchases of investments                                                              44,132
  Repurchases of fund's shares                                                           3,453
  Open forward currency contracts                                                        7,401
  Closed forward currency contracts                                                        845
  Investment advisory services                                                           1,006
  Services provided by affiliates                                                          783
  Deferred Directors' compensation                                                          71
  Other fees and expenses                                                                  918                         58,609
Net assets at March 31, 2005                                                                                       $2,387,741

Net assets consist of:
 Capital paid in on shares of capital stock                                                                        $2,223,001
 Distributions in excess of net investment income                                                                      (7,260)
 Undistributed net realized gain                                                                                       51,826
 Net unrealized appreciation                                                                                          120,174
Net assets at March 31, 2005                                                                                       $2,387,741

Total authorized capital stock - 200,000 shares, $0.001 par value (122,892 total shares outstanding)

                                                           Net assets      Shares outstanding      Net asset value per share(1)

Class A                                                    $1,647,235                  84,665                         $19.46
Class B                                                        99,468                   5,137                          19.36
Class C                                                       176,964                   9,174                          19.29
Class F                                                       303,335                  15,653                          19.38
Class 529-A                                                    30,635                   1,571                          19.50
Class 529-B                                                     5,630                     290                          19.42
Class 529-C                                                    15,472                     797                          19.41
Class 529-E                                                     1,834                      94                          19.44
Class 529-F                                                     2,442                     126                          19.42
Class R-1                                                       1,885                      97                          19.40
Class R-2                                                      18,741                     966                          19.39
Class R-3                                                      24,465                   1,258                          19.45
Class R-4                                                       7,242                     372                          19.46
Class R-5                                                      52,393                   2,692                          19.46

(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for classes A and 529-A, for which the maximum offering prices per share were $20.22 and $20.26, respectively.

See Notes to Financial Statements

Statement of operations                                               unaudited
for the six months ended March 31, 2005                  (dollars in thousands)

Investment income:
 Income:
  Interest (net of non-U.S. withholding tax of $586)                                        $46,330
  Dividends                                                                                     362                     $46,692

 Fees and expenses:
  Investment advisory services                                                                5,379
  Distribution services                                                                       3,637
  Transfer agent services                                                                       897
  Administrative services                                                                       525
  Reports to shareholders                                                                        49
  Registration statement and prospectus                                                         208
  Postage, stationery and supplies                                                              144
  Directors' compensation                                                                        23
  Auditing and legal                                                                             12
  Custodian                                                                                     277
  State and local taxes                                                                          33
  Other                                                                                          25
  Total expenses before reimbursements/waivers                                               11,209
   Reimbursement/waiver of expenses                                                             303                      10,906
 Net investment income                                                                                                   35,786

Net realized gain and unrealized
 appreciation on investments
 and non-U.S. currency:
 Net realized gain on:
  Investments                                                                                46,471
  Non-U.S. currency transactions                                                              9,050                      55,521
 Net unrealized appreciation (depreciation) on:
  Investments                                                                                13,201
  Non-U.S. currency translations                                                             (4,919)                      8,282
   Net realized gain and
    unrealized appreciation
    on investments and non-U.S. currency                                                                                 63,803
Net increase in net assets resulting
 from operations                                                                                                        $99,589


See Notes to Financial Statements




Statement of changes in net assets                       (dollars in thousands)

                                                                                         Six months                  Year ended
                                                                                     ended March 31               September 30,
                                                                                              2005*                        2004
Operations:
 Net investment income                                                                      $35,786                     $49,413
 Net realized gain on investments and
  non-U.S. currency transactions                                                             55,521                      25,042
 Net unrealized appreciation
  on investments and non-U.S. currency translations                                           8,282                      23,507
  Net increase in net assets
   resulting from operations                                                                 99,589                      97,962

Dividends and distributions paid to
 shareholders:
 Dividends from net investment income and currency gains                                    (65,200)                    (51,137)
 Distributions from net realized gain
  on investments                                                                             (9,745)                          -
   Total dividends and distributions paid
    to shareholders                                                                         (74,945)                    (51,137)

Capital share transactions                                                                  728,081                     550,870

Total increase in net assets                                                                752,725                     597,695

Net assets:
 Beginning of period                                                                      1,635,016                   1,037,321
 End of period (including
  distributions in excess of net investment income and undistributed
  net investment income of $(7,260) and $22,154, respectively)                           $2,387,741                  $1,635,016

*Unaudited

See Notes to Financial Statements



NOTES TO FINANCIAL STATEMENTS                                        unaudited


1.       ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - Capital World Bond Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, nondiversified management investment company. The fund seeks to maximize long-term total return, consistent with prudent management, by investing primarily in a global portfolio of investment-grade bonds denominated in U.S. dollars and other currencies. The fund may also invest in lower quality high-yield debt securities.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica(R) savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:

---------------------------------------------------------------------------------------------------------
      Share class       Initial sales charge Contingent deferred sales         Conversion feature
                                               charge upon redemption
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes A and 529-A       Up to 3.75%         None (except 1% for                   None
                                                certain redemptions
                                                 within one year of
                                                purchase without an
                                               initial sales charge)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes B and 529-B           None          Declines from 5% to zero   Classes B and 529-B convert to
                                               for redemptions within         classes A and 529-A,
                                               six years of purchase    respectively, after eight years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class C                 None         1% for redemptions within    Class C converts to Class F
                                                one year of purchase             after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-C               None         1% for redemptions within                None
                                                one year of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-E               None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes F and 529-F           None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes R-1, R-2, R-3,          None                    None                          None
      R-4 and R-5
---------------------------------------------------------------------------------------------------------

CollegeAmerica is a registered trademark of the Virginia College Savings
Plan.(sm)

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

          SECURITY VALUATION - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities purchased with greater than 60 days to maturity with 60 days or less remaining to maturity is determined based on the market value on the 61st day. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of representative quoted bid and asked prices. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith under procedures adopted by authority of the fund's Board of Directors. Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

          SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

          CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

          DIVIDENDS  AND   DISTRIBUTIONS   TO   SHAREHOLDERS   -  Dividends  and
          distributions paid to shareholders are recorded on the ex-dividend date.

          NON-U.S. CURRENCY TRANSLATION - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

          FORWARD CURRENCY CONTRACTS - The fund may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown in the accompanying financial statements. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

          MORTGAGE DOLLAR ROLLS - The fund may enter into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction, therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income in the accompanying financial statements.

2.       NON-U.S. INVESTMENTS

INVESTMENT RISK - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid. Realized and unrealized gains on securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on realized and unrealized gains to provide for potential non-U.S. taxes payable on these securities. As of March 31, 2005, the liability for non-U.S. taxes based on realized and unrealized gains was $852,000.

3.       FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; deferred expenses; cost of investments sold and paydowns on investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of March 31, 2005, the cost of investment securities, excluding forward currency contracts, for federal income tax purposes was $2,242,153,000.

As of March 31, 2005, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed net investment income and currency gains                                                        $29,052
Undistributed short-term capital gains                                                                          6,353
Undistributed long-term capital gains                                                                           8,776
Gross unrealized appreciation on investment securities                                                        140,644
Gross unrealized depreciation on investment securities                                                        (16,009)
Net unrealized appreciation on investment securities                                                          124,635


During the six months ended March 31, 2005, the fund realized, on a tax basis, a net capital gain of $18,823,000. The tax character of distributions paid to shareholders was as follows (dollars in thousands):

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

                                                               Six months ended March 31, 2005
                                   Distributions from ordinary income
                            Net investment income                                    Distributions from
Share class                    and currency gains   Short-term capital gains    long-term capital gains    Total distributions paid
Class A                                  $ 46,390                    $ 1,084                    $ 5,692                    $ 53,166
Class B                                     2,528                         71                        375                       2,974
Class C                                     3,969                        109                        570                       4,648
Class F                                     7,898                        182                        957                       9,037
Class 529-A                                   835                         20                        102                         957
Class 529-B                                   134                          4                         20                         158
Class 529-C                                   344                         10                         51                         405
Class 529-E                                    47                          1                          6                          54
Class 529-F                                    63                          1                          8                          72
Class R-1                                      43                          1                          7                          51
Class R-2                                     399                         11                         55                         465
Class R-3                                     939                         30                        154                       1,123
Class R-4                                     175                          4                         20                         199
Class R-5                                   1,436                         32                        168                       1,636
Total                                    $ 65,200                    $ 1,560                    $ 8,185                    $ 74,945


                                                               Year ended September 30, 2004
                                  Distributions from ordinary income
                            Net investment income                                    Distributions from
Share class                    and currency gains   Short-term capital gains     long-term capital gains   Total distributions paid
Class A                                  $ 39,545                        $ -                         $ -                   $ 39,545
Class B                                     2,215                          -                           -                      2,215
Class C                                     2,509                          -                           -                      2,509
Class F                                     4,210                          -                           -                      4,210
Class 529-A                                   539                          -                           -                        539
Class 529-B                                   108                          -                           -                        108
Class 529-C                                   228                          -                           -                        228
Class 529-E                                    34                          -                           -                         34
Class 529-F                                    31                          -                           -                         31
Class R-1                                      30                          -                           -                         30
Class R-2                                     189                          -                           -                        189
Class R-3                                     241                          -                           -                        241
Class R-4                                      22                          -                           -                         22
Class R-5                                   1,236                          -                           -                      1,236
Total                                    $ 51,137                        $ -                         $ -                   $ 51,137


4.       FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES -The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.570% of the first $500 million of daily net assets and decreasing to 0.500% on such assets in excess of $1 billion. During the six months ended March 31, 2005, CRMC reduced investment advisory services fees by $269,000. As a result, the fee shown on the accompanying financial statements of $5,379,000, which was equivalent to an annualized rate of 0.535%, was reduced to $5,110,000, or 0.508% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

          DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.30% to 1.00% as below. In some cases, the Board of Directors has approved expense amounts lower than plan limits. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

          For classes A and 529-A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of March 31, 2005, there were no unreimbursed expenses subject to reimbursement for classes A or 529-A.

         ------------------------------------------------ ----------------------------- -----------------------------
         Share class                                       Currently approved limits            Plan limits
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class A                                                      0.30%                         0.30%
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class 529-A                                                  0.30                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes B and 529-B                                          1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes C, 529-C and R-1                                     1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class R-2                                                    0.75                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes 529-E and R-3                                        0.50                          0.75
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes F, 529-F and R-4                                     0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------

          TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

          ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the six months ended March 31, 2005, CRMC agreed to pay a portion of these fees for classes R-1, R-2, R-3 and R-4. For the six months ended March 31, 2005, the total fees paid by CRMC were $1,000, $33,000, $158 and $153 for classes R-1, R-2, R-3 and R-4, respectively. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

          Expenses under the agreements described on the previous page for the six months ended March 31, 2005, were as follows (dollars in thousands):

         --------------------------------------------------------------------------------------------------------------
           Share class    Distribution    Transfer agent                     Administrative services
                            services         services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
                                                                  CRMC          Transfer agent      Commonwealth of
                                                             administrative        services             Virginia
                                                                services                             administrative
                                                                                                        services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class A         $1,929            $836          Not applicable     Not applicable       Not applicable
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class B           450               61          Not applicable     Not applicable       Not applicable
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class C           708           Included             $106                $23            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class F           299           Included              179                 26            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-A          21           Included              19                  3                  $13
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-B          25           Included               4                  2                    3
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-C          65           Included              10                  3                    6
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-E          4            Included               1                  -*                   1
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-F          3            Included               2                  -*                   1
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-1           7            Included               1                  1             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-2           53           Included              11                  52            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-3           66           Included              20                  12            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-4           7            Included               4                  1             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-5    Not applicable      Included              20                  1             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
              Total          $3,637            $897               $377               $124                 $24
         --------------------------------------------------------------------------------------------------------------
         * Amount less than one thousand.

DEFERRED DIRECTORS' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' compensation of $23,000, shown on the accompanying financial statements, includes $14,000 in current fees (either paid in cash or deferred) and a net increase of $9,000 in the value of the deferred amounts.

AFFILIATED OFFICERS AND DIRECTORS - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.

5.       CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):

                                                                                                              Reinvestments of
Share class                                                                  Sales(1)                   dividends and distributions
                                                                         Amount       Shares               Amount         Shares
Six months ended March 31, 2005
Class A                                                               $ 520,824       26,312             $ 47,334          2,403
Class B                                                                  24,779        1,258                2,662            135
Class C                                                                  74,051        3,771                4,019            205
Class F                                                                 131,462        6,674                7,774            396
Class 529-A                                                               9,861          497                  957             48
Class 529-B                                                               1,160           58                  158              8
Class 529-C                                                               4,583          232                  405             21
Class 529-E                                                                 591           30                   54              2
Class 529-F                                                                 795           40                   73              4
Class R-1                                                                 1,060           53                   50              3
Class R-2                                                                 8,941          453                  464             24
Class R-3                                                                45,929        2,312                1,122             57
Class R-4                                                                 4,563          231                  199             10
Class R-5                                                                21,695        1,093                1,414             72
Total net increase
   (decrease)                                                         $ 850,294       43,014             $ 66,685          3,388

Year ended September 30, 2004
Class A                                                               $ 524,283       28,177             $ 35,184          1,898
Class B                                                                  38,315        2,071                1,974            107
Class C                                                                  82,447        4,466                2,153            117
Class F                                                                 151,902        8,205                3,754            203
Class 529-A                                                              12,173          652                  539             29
Class 529-B                                                               1,966          106                  108              6
Class 529-C                                                               6,147          331                  228             12
Class 529-E                                                                 741           40                   34              2
Class 529-F                                                               1,226           67                   30              2
Class R-1                                                                   737           40                   30              1
Class R-2                                                                 9,285          500                  189             10
Class R-3                                                                35,341        1,902                  241             13
Class R-4                                                                 9,130          497                   22              1
Class R-5                                                                10,094          545                1,080             58
Total net increase
   (decrease)                                                         $ 883,787       47,599             $ 45,566          2,459




Share class                                                               Repurchases(1)                       Net increase
                                                                        Amount        Shares               Amount          Shares
Six months ended March 31, 2005
Class A                                                             $ (105,692)       (5,357)           $ 462,466          23,358
Class B                                                                 (7,436)         (378)              20,005           1,015
Class C                                                                (12,910)         (658)              65,160           3,318
Class F                                                                (24,353)       (1,246)             114,883           5,824
Class 529-A                                                             (1,194)          (60)               9,624             485
Class 529-B                                                               (125)           (6)               1,193              60
Class 529-C                                                               (402)          (21)               4,586             232
Class 529-E                                                                (59)           (3)                 586              29
Class 529-F                                                                (30)           (2)                 838              42
Class R-1                                                                 (215)          (11)                 895              45
Class R-2                                                               (1,691)          (86)               7,714             391
Class R-3                                                              (30,791)       (1,556)              16,260             813
Class R-4                                                               (1,418)          (72)               3,344             169
Class R-5                                                               (2,582)         (130)              20,527           1,035
Total net increase
   (decrease)                                                       $ (188,898)       (9,586)           $ 728,081          36,816

Year ended September 30, 2004
Class A                                                             $ (254,321)      (13,771)           $ 305,146          16,304
Class B                                                                (20,646)       (1,121)              19,643           1,057
Class C                                                                (23,664)       (1,294)              60,936           3,289
Class F                                                                (33,190)       (1,804)             122,466           6,604
Class 529-A                                                             (2,010)         (108)              10,702             573
Class 529-B                                                               (500)          (27)               1,574              85
Class 529-C                                                               (870)          (47)               5,505             296
Class 529-E                                                               (334)          (18)                 441              24
Class 529-F                                                                (67)           (4)               1,189              65
Class R-1                                                                 (624)          (34)                 143               7
Class R-2                                                               (1,722)          (93)               7,752             417
Class R-3                                                              (29,465)       (1,576)               6,117             339
Class R-4                                                               (5,613)         (308)               3,539             190
Class R-5                                                               (5,457)         (297)               5,717             306
Total net increase
   (decrease)                                                       $ (378,483)      (20,502)           $ 550,870          29,556

(1) Includes exchanges between share classes of the fund.

6.       FORWARD CURRENCY CONTRACTS

As of March 31, 2005, the fund had open forward currency contracts to purchase or sell non-U.S. currencies as follows (amounts in thousands):

Non-U.S.                                                  Contract amount                   U.S. valuations at March 31, 2005
currency
contracts                                                                                                        Unrealized
                                                     Non-U.S.             U.S.                  Amount         appreciation
                                                                                                              (depreciation)
                                                        (000)            (000)                   (000)                (000)

Purchases:

 Australian dollars
  expiring 4/27/2005                                  A$5,400           $4,154                  $4,168                  $14

 Canadian dollars
  expiring 5/4/2005                                   C$4,441            3,577                   3,672                   95

 Euros
  expiring 4/25 - 5/25/2005                      Euro  40,711           53,212                  52,828                 (384)

 Japanese yen
  expiring 4/14 - 9/15/2005                   Yen  19,298,549          187,257                 181,173               (6,084)

 Swedish kronor
  expiring 6/16/2005                               SKr 21,243            3,149                   3,011                 (138)


                                                                       251,349                 244,852               (6,497)

Sales:

 Australian dollars
  expiring 5/3 - 8/23/2005                           A$43,690           33,818                  33,652                 (166)

 Euros
  expiring 4/14/2005 - 1/25/2006                Euro  139,566          184,037                 181,362               (2,675)

 British pounds
  expiring 6/23 - 10/4/2005                     Pound  10,012           18,639                  18,795                  156

 New Zealand dollars
  expiring 4/27/2005                                NZ$ 5,778            4,154                   4,109                  (45)

                                                                       240,648                 237,918               (2,730)


Forward currency contracts - net                                                                                    $(3,767)

7.       INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $1,257,541,000 and $610,146,000, respectively, during the six months ended March 31, 2005.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended March 31,2005, the custodian fee of $277,000, shown on the accompanying financial statements, includes $9,000 that was offset by this reduction, rather than paid in cash.


Financial highlights (1)

                                                                                     Income (loss) from investment operations(2)
                                                                                                            Net
                                                                   Net asset                      gains (losses)
                                                                      value,            Net       on securities         Total from
                                                                   beginning     investment      (both realized         investment
                                                                   of period         income      and unrealized)        operations
Class A:
 Six months ended 3/31/2005 (5)                                       $19.02           $.36                $.84              $1.20
 Year ended 9/30/2004                                                  18.37            .69                 .74               1.43
 Year ended 9/30/2003                                                  15.60            .72                2.55               3.27
 Year ended 9/30/2002                                                  14.63            .80                 .49               1.29
 Year ended 9/30/2001                                                  14.16            .79                 .07                .86
 Year ended 9/30/2000                                                  15.41            .68               (1.26)              (.58)
Class B:
 Six months ended 3/31/2005 (5)                                        18.90            .29                 .83               1.12
 Year ended 9/30/2004                                                  18.27            .55                 .73               1.28
 Year ended 9/30/2003                                                  15.52            .58                2.55               3.13
 Year ended 9/30/2002                                                  14.59            .70                 .47               1.17
 Year ended 9/30/2001                                                  14.12            .71                 .04                .75
 Period from 3/15/2000 to 9/30/2000                                    14.74            .28                (.63)              (.35)
Class C:
 Six months ended 3/31/2005 (5)                                        18.84            .28                 .83               1.11
 Year ended 9/30/2004                                                  18.22            .54                 .73               1.27
 Year ended 9/30/2003                                                  15.48            .57                2.54               3.11
 Year ended 9/30/2002                                                  14.54            .69                 .47               1.16
 Period from 3/15/2001 to 9/30/2001                                    14.50            .42                (.34)               .08
Class F:
 Six months ended 3/31/2005 (5)                                        18.95            .36                 .83               1.19
 Year ended 9/30/2004                                                  18.31            .69                 .73               1.42
 Year ended 9/30/2003                                                  15.55            .71                2.54               3.25
 Year ended 9/30/2002                                                  14.59            .80                 .47               1.27
 Period from 3/16/2001 to 9/30/2001                                    14.44            .49                (.26)               .23
Class 529-A:
 Six months ended 3/31/2005 (5)                                        19.07            .36                 .83               1.19
 Year ended 9/30/2004                                                  18.41            .69                 .74               1.43
 Year ended 9/30/2003                                                  15.63            .72                2.56               3.28
 Period from 2/15/2002 to 9/30/2002                                    14.48            .50                 .81               1.31
Class 529-B:
 Six months ended 3/31/2005 (5)                                        18.95            .27                 .83               1.10
 Year ended 9/30/2004                                                  18.32            .52                 .73               1.25
 Year ended 9/30/2003                                                  15.56            .55                2.56               3.11
 Period from 2/25/2002 to 9/30/2002                                    14.42            .41                 .85               1.26
Class 529-C:
 Six months ended 3/31/2005 (5)                                        18.94            .27                 .84               1.11
 Year ended 9/30/2004                                                  18.32            .52                 .73               1.25
 Year ended 9/30/2003                                                  15.56            .56                2.55               3.11
 Period from 2/28/2002 to 9/30/2002                                    14.43            .41                 .85               1.26
Class 529-E:
 Six months ended 3/31/2005 (5)                                        18.99            .32                 .84               1.16
 Year ended 9/30/2004                                                  18.35            .62                 .73               1.35
 Year ended 9/30/2003                                                  15.59            .65                2.55               3.20
 Period from 5/16/2002 to 9/30/2002                                    14.81            .29                 .56                .85
Class 529-F:
 Six months ended 3/31/2005 (5)                                        18.98            .35                 .84               1.19
 Year ended 9/30/2004                                                  18.36            .67                 .72               1.39
 Year ended 9/30/2003                                                  15.60            .69                2.56               3.25
 Period from 9/17/2002 to 9/30/2002                                    15.48            .03                 .09                .12




Financial highlight (1)                                            (continued)

                                                                                     Income (loss) from investment operations(2)
                                                                                                            Net
                                                                   Net asset                       gains(losses)
                                                                      value,            Net       on securities         Total from
                                                                   beginning     investment      (both realized         investment
                                                                   of period         income      and unrealized)        operations
Class R-1:
 Six months ended 3/31/2005 (5)                                       $18.96           $.28                $.83              $1.11
 Year ended 9/30/2004                                                  18.32            .55                 .74               1.29
 Year ended 9/30/2003                                                  15.57            .58                2.54               3.12
 Period from 6/28/2002 to 9/30/2002                                    15.32            .18                 .07                .25
Class R-2:
 Six months ended 3/31/2005 (5)                                        18.94            .29                 .83               1.12
 Year ended 9/30/2004                                                  18.32            .55                 .74               1.29
 Year ended 9/30/2003                                                  15.57            .58                2.55               3.13
 Period from 7/9/2002 to 9/30/2002                                     15.34            .17                 .06                .23
Class R-3:
 Six months ended 3/31/2005 (5)                                        18.99            .32                 .83               1.15
 Year ended 9/30/2004                                                  18.32            .63                 .75               1.38
 Year ended 9/30/2003                                                  15.59            .64                2.53               3.17
 Period from 7/16/2002 to 9/30/2002                                    15.50            .16                (.07)               .09
Class R-4:
 Six months ended 3/31/2005 (5)                                        19.03            .36                 .84               1.20
 Year ended 9/30/2004                                                  18.40            .69                 .73               1.42
 Year ended 9/30/2003                                                  15.63            .70                2.57               3.27
 Period from 8/15/2002 to 9/30/2002                                    15.28            .20                 .15                .35
Class R-5:
 Six months ended 3/31/2005 (5)                                        19.04            .39                 .83               1.22
 Year ended 9/30/2004                                                  18.38            .75                 .74               1.49
 Year ended 9/30/2003                                                  15.62            .77                2.54               3.31
 Period from 5/15/2002 to 9/30/2002                                    14.79            .34                 .58                .92



Financial highlights (1)

                                                                            Dividends and distributions
                                                                  Dividends
                                                                  (from net      Distributions              Total        Net asset
                                                                 investment      (from capital      dividends and       value, end
                                                                     income)             gains)     distributions        of period
Class A:
 Six months ended 3/31/2005 (5)                                       $(.66)             $(.10)             $(.76)          $19.46
 Year ended 9/30/2004                                                  (.78)                 -               (.78)           19.02
 Year ended 9/30/2003                                                  (.50)                 -               (.50)           18.37
 Year ended 9/30/2002                                                  (.32)                 -               (.32)           15.60
 Year ended 9/30/2001                                                  (.39)                 -               (.39)           14.63
 Year ended 9/30/2000                                                  (.60)              (.07)              (.67)           14.16
Class B:
 Six months ended 3/31/2005 (5)                                        (.56)              (.10)              (.66)           19.36
 Year ended 9/30/2004                                                  (.65)                 -               (.65)           18.90
 Year ended 9/30/2003                                                  (.38)                 -               (.38)           18.27
 Year ended 9/30/2002                                                  (.24)                 -               (.24)           15.52
 Year ended 9/30/2001                                                  (.28)                 -               (.28)           14.59
 Period from 3/15/2000 to 9/30/2000                                    (.27)                 -               (.27)           14.12
Class C:
 Six months ended 3/31/2005 (5)                                        (.56)              (.10)              (.66)           19.29
 Year ended 9/30/2004                                                  (.65)                 -               (.65)           18.84
 Year ended 9/30/2003                                                  (.37)                 -               (.37)           18.22
 Year ended 9/30/2002                                                  (.22)                 -               (.22)           15.48
 Period from 3/15/2001 to 9/30/2001                                    (.04)                 -               (.04)           14.54
Class F:
 Six months ended 3/31/2005 (5)                                        (.66)              (.10)              (.76)           19.38
 Year ended 9/30/2004                                                  (.78)                 -               (.78)           18.95
 Year ended 9/30/2003                                                  (.49)                 -               (.49)           18.31
 Year ended 9/30/2002                                                  (.31)                 -               (.31)           15.55
 Period from 3/16/2001 to 9/30/2001                                    (.08)                 -               (.08)           14.59
Class 529-A:
 Six months ended 3/31/2005 (5)                                        (.66)              (.10)              (.76)           19.50
 Year ended 9/30/2004                                                  (.77)                 -               (.77)           19.07
 Year ended 9/30/2003                                                  (.50)                 -               (.50)           18.41
 Period from 2/15/2002 to 9/30/2002                                    (.16)                 -               (.16)           15.63
Class 529-B:
 Six months ended 3/31/2005 (5)                                        (.53)              (.10)              (.63)           19.42
 Year ended 9/30/2004                                                  (.62)                 -               (.62)           18.95
 Year ended 9/30/2003                                                  (.35)                 -               (.35)           18.32
 Period from 2/25/2002 to 9/30/2002                                    (.12)                 -               (.12)           15.56
Class 529-C:
 Six months ended 3/31/2005 (5)                                        (.54)              (.10)              (.64)           19.41
 Year ended 9/30/2004                                                  (.63)                 -               (.63)           18.94
 Year ended 9/30/2003                                                  (.35)                 -               (.35)           18.32
 Period from 2/28/2002 to 9/30/2002                                    (.13)                 -               (.13)           15.56
Class 529-E:
 Six months ended 3/31/2005 (5)                                        (.61)              (.10)              (.71)           19.44
 Year ended 9/30/2004                                                  (.71)                 -               (.71)           18.99
 Year ended 9/30/2003                                                  (.44)                 -               (.44)           18.35
 Period from 5/16/2002 to 9/30/2002                                    (.07)                 -               (.07)           15.59
Class 529-F:
 Six months ended 3/31/2005 (5)                                        (.65)              (.10)              (.75)           19.42
 Year ended 9/30/2004                                                  (.77)                 -               (.77)           18.98
 Year ended 9/30/2003                                                  (.49)                 -               (.49)           18.36
 Period from 9/17/2002 to 9/30/2002                                       -                  -                  -            15.60




Financial highlight (1)                                             (continued)

                                                                             Dividends and distributions

                                                                  Dividends
                                                                  (from net      Distributions              Total        Net asset
                                                                 investment      (from capital      dividends and       value, end
                                                                     income)             gains)     distributions        of period
Class R-1:
 Six months ended 3/31/2005 (5)                                       $(.57)             $(.10)             $(.67)          $19.40
 Year ended 9/30/2004                                                  (.65)                 -               (.65)           18.96
 Year ended 9/30/2003                                                  (.37)                 -               (.37)           18.32
 Period from 6/28/2002 to 9/30/2002                                       -                  -                  -            15.57
Class R-2:
 Six months ended 3/31/2005 (5)                                        (.57)              (.10)              (.67)           19.39
 Year ended 9/30/2004                                                  (.67)                 -               (.67)           18.94
 Year ended 9/30/2003                                                  (.38)                 -               (.38)           18.32
 Period from 7/9/2002 to 9/30/2002                                        -                  -                  -            15.57
Class R-3:
 Six months ended 3/31/2005 (5)                                        (.59)              (.10)              (.69)           19.45
 Year ended 9/30/2004                                                  (.71)                 -               (.71)           18.99
 Year ended 9/30/2003                                                  (.44)                 -               (.44)           18.32
 Period from 7/16/2002 to 9/30/2002                                       -                  -                  -            15.59
Class R-4:
 Six months ended 3/31/2005 (5)                                        (.67)              (.10)              (.77)           19.46
 Year ended 9/30/2004                                                  (.79)                 -               (.79)           19.03
 Year ended 9/30/2003                                                  (.50)                 -               (.50)           18.40
 Period from 8/15/2002 to 9/30/2002                                       -                  -                  -            15.63
Class R-5:
 Six months ended 3/31/2005 (5)                                        (.70)              (.10)              (.80)           19.46
 Year ended 9/30/2004                                                  (.83)                 -               (.83)           19.04
 Year ended 9/30/2003                                                  (.55)                 -               (.55)           18.38
 Period from 5/15/2002 to 9/30/2002                                    (.09)                 -               (.09)           15.62



Financial highlights (1)

                                                                        Ratio of expenses    Ratio of expenses
                                                                           to average net       to average net        Ratio of
                                                          Net assets,       assets before         assets after      net income
                                                 Total  end of period     reimbursements/      reimbursements/      to average
                                             return (3)  (in millions)            waivers              waivers (4)  net assets
Class A:
 Six months ended 3/31/2005 (5)                  6.32%         $1,647               1.01% (6)             .98% (6)       3.66% (6)
 Year ended 9/30/2004                             7.96          1,166                1.03                 1.02            3.74
 Year ended 9/30/2003                            21.34            827                1.09                 1.04            4.22
 Year ended 9/30/2002                             8.97            517                1.16                 1.08            5.38
 Year ended 9/30/2001                             6.18            399                1.13                 1.12            5.46
 Year ended 9/30/2000                            (3.89)           416                1.12                 1.12            4.66
Class B:
 Six months ended 3/31/2005 (5)                   5.90            100                1.75 (6)             1.72 (6)        2.91 (6)
 Year ended 9/30/2004                             7.12             78                1.77                 1.77            3.00
 Year ended 9/30/2003                            20.41             56                1.86                 1.81            3.40
 Year ended 9/30/2002                             8.10             18                1.92                 1.84            4.65
 Year ended 9/30/2001                             5.35              4                1.86                 1.85            4.92
 Period from 3/15/2000 to 9/30/2000              (2.34)             1                1.81 (6)             1.81 (6)        3.99 (6)
Class C:
 Six months ended 3/31/2005 (5)                   5.87            177                1.79 (6)             1.77 (6)        2.88 (6)
 Year ended 9/30/2004                             7.11            110                1.82                 1.82            2.95
 Year ended 9/30/2003                            20.33             47                1.92                 1.87            3.32
 Year ended 9/30/2002                             8.10             11                1.98                 1.90            4.60
 Period from 3/15/2001 to 9/30/2001                .58              2                1.99 (6)             1.98 (6)        5.34 (6)
Class F:
 Six months ended 3/31/2005 (5)                   6.29            303                1.02 (6)             1.00 (6)        3.65 (6)
 Year ended 9/30/2004                             7.94            186                1.05                 1.04            3.73
 Year ended 9/30/2003                            21.27             59                1.16                 1.11            4.09
 Year ended 9/30/2002                             8.87             15                1.24                 1.16            5.34
 Period from 3/16/2001 to 9/30/2001               1.60              3                1.21 (6)             1.20 (6)        6.30 (6)
Class 529-A:
 Six months ended 3/31/2005 (5)                   6.31             31                1.05 (6)             1.02 (6)        3.62 (6)
 Year ended 9/30/2004                             7.89             21                1.07                 1.06            3.71
 Year ended 9/30/2003                            21.35              9                1.07                 1.02            4.16
 Period from 2/15/2002 to 9/30/2002               9.08              2                1.33 (6)             1.25 (6)        5.26 (6)
Class 529-B:
 Six months ended 3/31/2005 (5)                   5.80              6                1.93 (6)             1.90 (6)        2.74 (6)
 Year ended 9/30/2004                             6.95              4                1.96                 1.95            2.81
 Year ended 9/30/2003                            20.22              2                2.04                 1.99            3.19
 Period from 2/25/2002 to 9/30/2002               8.80              - (7)            2.08 (6)             2.00 (6)        4.51 (6)
Class 529-C:
 Six months ended 3/31/2005 (5)                   5.83             16                1.91 (6)             1.89 (6)        2.75 (6)
 Year ended 9/30/2004                             6.94             11                1.94                 1.93            2.84
 Year ended 9/30/2003                            20.24              5                2.02                 1.97            3.22
 Period from 2/28/2002 to 9/30/2002               8.76              1                2.07 (6)             1.99 (6)        4.53 (6)
Class 529-E:
 Six months ended 3/31/2005 (5)                   6.11              2                1.39 (6)             1.36 (6)        3.28 (6)
 Year ended 9/30/2004                             7.53              1                1.41                 1.40            3.36
 Year ended 9/30/2003                            20.84              1                1.48                 1.43            3.71
 Period from 5/16/2002 to 9/30/2002               5.77              - (7)             .62                  .54            1.92
Class 529-F:
 Six months ended 3/31/2005 (5)                   6.25              2                1.14 (6)             1.11 (6)        3.54 (6)
 Year ended 9/30/2004                             7.72              2                1.16                 1.15            3.62
 Year ended 9/30/2003                            21.19              - (7)            1.23                 1.18            3.94
 Period from 9/17/2002 to 9/30/2002                .77              - (7)             .08                    - (8)         .20




Financial highlight (1)                                           (continued)


                                                                         Ratio of expense     Ratio of expenses
                                                                           to average net       to average net        Ratio of
                                                          Net assets,       assets before         assets after      net income
                                                 Total  end of period      reimbursements/      reimbursements/      to average
                                                return   (in millions)            waivers              waivers (4)  net assets
Class R-1:
 Six months ended 3/31/2005 (5)                  5.81%             $2               1.90% (6)            1.78% (6)       2.87% (6)
 Year ended 9/30/2004                             7.14              1                1.95                 1.82            2.94
 Year ended 9/30/2003                            20.33              1                2.15                 1.86            3.32
 Period from 6/28/2002 to 9/30/2002               1.63              - (7)             .62                  .47            1.17
Class R-2:
 Six months ended 3/31/2005 (5)                   5.88             19                2.23 (6)             1.74 (6)        2.91 (6)
 Year ended 9/30/2004                             7.18             11                2.51                 1.78            2.99
 Year ended 9/30/2003                            20.38              3                2.91                 1.81            3.29
 Period from 7/9/2002 to 9/30/2002                1.50              - (7)            1.79                  .42            1.08
Class R-3:
 Six months ended 3/31/2005 (5)                   6.05             24                1.36 (6)             1.33 (6)        3.29 (6)
 Year ended 9/30/2004                             7.59              8                1.42                 1.40            3.38
 Year ended 9/30/2003                            20.81              2                1.73                 1.43            3.68
 Period from 7/16/2002 to 9/30/2002                .58              - (7)             .64                  .32            1.02
Class R-4:
 Six months ended 3/31/2005 (5)                   6.29              7                1.04 (6)             1.01 (6)        3.66 (6)
 Year ended 9/30/2004                             7.91              4                1.11                 1.05            3.72
 Year ended 9/30/2003                            21.34              - (7)            2.70                 1.08            3.94
 Period from 8/15/2002 to 9/30/2002               2.29              - (7)           35.55                    - (8)        1.32
Class R-5:
 Six months ended 3/31/2005 (5)                   6.42             52                 .70 (6)              .68 (6)        3.97 (6)
 Year ended 9/30/2004                             8.32             32                 .73                  .72            4.04
 Year ended 9/30/2003                            21.60             25                 .81                  .76            4.49
 Period from 5/15/2002 to 9/30/2002               6.20             13                 .37                  .29            2.17


                                                           Six months ended
                                                               March 31,                     Year ended September 30
                                                                 2005(5)           2004       2003       2002       2001      2000

Portfolio turnover rate for all classes of shares                  33%              79%        83%        48%        61%       52%


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services for all share classes. In addition, during the start-up period for the retirement plan share classes (except Class R-5), CRMC agreed to pay a portion of the fees related to transfer agent services.
(5) Unaudited.
(6) Annualized.
(7) Amount less than $1 million.
(8) Amount less than .01 percent.


See Notes to Financial Statements


EXPENSE EXAMPLE (unaudited)

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2004 through March 31, 2005).

ACTUAL EXPENSES:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and Class 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. There are some account fees that are charged to certain shareholders, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and Class 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                               Beginning account         Ending account         Expenses paid       Annualized
                                                 value 10/1/2004        value 3/31/2005      during period(1)    expense ratio

Class A -- actual return                         $      1,000.00              $1,063.22                $5.04              .98%
Class A -- assumed 5% return                            1,000.00               1,020.04                 4.94              .98
Class B -- actual return                                1,000.00               1,058.95                 8.83             1.72
Class B -- assumed 5% return                            1,000.00               1,016.36                 8.65             1.72
Class C -- actual return                                1,000.00               1,058.69                 9.08             1.77
Class C -- assumed 5% return                            1,000.00               1,016.11                 8.90             1.77
Class F -- actual return                                1,000.00               1,062.86                 5.14             1.00
Class F -- assumed 5% return                            1,000.00               1,019.95                 5.04             1.00
Class 529-A -- actual return                            1,000.00               1,063.08                 5.25             1.02
Class 529-A -- assumed 5% return                        1,000.00               1,019.85                 5.14             1.02
Class 529-B -- actual return                            1,000.00               1,058.02                 9.75             1.90
Class 529-B -- assumed 5% return                        1,000.00               1,015.46                 9.55             1.90
Class 529-C -- actual return                            1,000.00               1,058.29                 9.70             1.89
Class 529-C -- assumed 5% return                        1,000.00               1,015.51                 9.50             1.89
Class 529-E -- actual return                            1,000.00               1,061.05                 6.99             1.36
Class 529-E -- assumed 5% return                        1,000.00               1,018.15                 6.84             1.36
Class 529-F -- actual return                            1,000.00               1,062.47                 5.71             1.11
Class 529-F -- assumed 5% return                        1,000.00               1,019.40                 5.59             1.11
Class R-1 -- actual return                              1,000.00               1,058.10                 9.13             1.78
Class R-1 -- assumed 5% return                          1,000.00               1,016.06                 8.95             1.78
Class R-2 -- actual return                              1,000.00               1,058.79                 8.93             1.74
Class R-2 -- assumed 5% return                          1,000.00               1,016.26                 8.75             1.74
Class R-3 -- actual return                              1,000.00               1,060.49                 6.83             1.33
Class R-3 -- assumed 5% return                          1,000.00               1,018.30                 6.69             1.33
Class R-4 -- actual return                              1,000.00               1,062.91                 5.19             1.01
Class R-4 -- assumed 5% return                          1,000.00               1,019.90                 5.09             1.01
Class R-5 -- actual return                              1,000.00               1,064.25                 3.50              .68
Class R-5 -- assumed 5% return                          1,000.00               1,021.54                 3.43              .68

(1) Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (182), and divided by 365 (to reflect the one-half year period).


OTHER SHARE CLASS RESULTS                                             unaudited

Class B, Class C, Class F and Class 529

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com.

Average annual total returns                                                                                       Life
for periods ended March 31, 2005:                                             1 year           5 years           of class

Class B shares
Reflecting applicable contingent deferred sales
     charge (CDSC), maximum of 5%, payable only
     if shares are sold within six years of purchase                          +1.20%           +8.38%            +8.50%(1)
Not reflecting CDSC                                                           +6.20%           +8.66%            +8.64%(1)

Class C shares
Reflecting CDSC, maximum of 1%, payable only if
     shares are sold within one year of purchase                              +5.16%            --               +10.25%(2)
Not reflecting CDSC                                                           +6.16%            --               +10.25%(2)

Class F shares(3)
Not reflecting annual asset-based fee charged by
     sponsoring firm                                                          +7.01%            --               +11.26%(4)

Class 529-A shares
Reflecting 3.75% maximum sales charge                                         +3.02%            --               +12.94%(5)
Not reflecting maximum sales charge                                           +7.01%            --               +14.32%(5)

Class 529-B shares
Reflecting applicable CDSC, maximum of 5%, payable
     only if shares are sold within six years of purchase                     +1.00%            --               +12.77%(6)
Not reflecting CDSC                                                           +6.00%            --               +13.52%(6)

Class 529-C shares
Reflecting CDSC, maximum of 1%, payable only if
     shares are sold within one year of purchase                              +4.99%            --               +13.55%(7)
Not reflecting CDSC                                                           +5.99%            --               +13.55%(7)

Class 529-E shares(3)                                                         +6.62%            --               +14.03%(8)

Class 529-F shares(3)
Not reflecting annual asset-based fee charged by
     sponsoring firm                                                          +6.89%            --               +14.12%(9)

The fund's investment adviser is waiving a portion of its management fees. Results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on page 22 for details.

(1)  From March 15, 2000, when Class B shares were first sold.
(2)  From March 15, 2001, when Class C shares were first sold.
(3) These shares are sold without any initial or contingent deferred sales charge.
(4)  From March 16, 2001, when Class F shares were first sold.
(5)  From February 15, 2002, when Class 529-A shares were first sold.
(6)  From February 25, 2002, when Class 529-B shares were first sold.
(7)  From February 28, 2002, when Class 529-C shares were first sold.
(8)  From May 16, 2002, when Class 529-E shares were first sold.
(9)  From September 17, 2002, when Class 529-F shares were first sold.


OFFICES OF THE FUND
AND OF THE INVESTMENT ADVISER
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

TRANSFER AGENT FOR
SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

COUNSEL
Paul, Hastings, Janofsky &
Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

There are several ways to invest in Capital World Bond Fund. Class A shares are subject to a 3.75% maximum up-front sales charge that declines for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annualized expenses for Class B shares were 0.74 percentage points higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge ("CDSC") of up to 5% that declines over time. Class C shares were subject to annualized expenses 0.79 percentage points higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annualized expenses (by
0.02 percentage points) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE AMERICAN FUNDS AND COLLEGEAMERICA. THIS AND OTHER IMPORTANT INFORMATION IS CONTAINED IN THE FUND'S PROSPECTUS AND THE COLLEGEAMERICA PROGRAM DESCRIPTION, WHICH CAN BE OBTAINED FROM YOUR FINANCIAL ADVISER AND SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY (AFS) AT 800/421-0180 OR VISIT THE AMERICAN FUNDS WEBSITE AT AMERICANFUNDS.COM.

"AMERICAN FUNDS PROXY VOTING GUIDELINES" -- WHICH DESCRIBES HOW WE VOTE PROXIES RELATING TO PORTFOLIO SECURITIES -- IS AVAILABLE FREE OF CHARGE ON THE U.S. SECURITIES AND EXCHANGE COMMISSION (SEC) WEBSITE AT WWW.SEC.GOV, ON THE AMERICAN FUNDS WEBSITE OR UPON REQUEST BY CALLING AFS. THE FUND'S PROXY VOTING RECORD FOR THE 12 MONTHS ENDED JUNE 30, 2004, IS ALSO AVAILABLE ON THE SEC AND AMERICAN FUNDS WEBSITES.

A complete March 31, 2005, portfolio of Capital World Bond Fund's investments is available free of charge on the SEC website or upon request by calling AFS.

Capital World Bond Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This form is available free of charge on the SEC website or upon request by calling AFS. You may also review or, for a fee, copy the form at the SEC's Public Reference Room in Washington, D.C. (800/SEC-0330).

This report is for the information of shareholders of Capital World Bond Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2005, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.


[logo - American Funds(R)]

The right choice for the long term(R)

WHAT MAKES AMERICAN FUNDS DIFFERENT?

For more than 70 years, we have followed a consistent philosophy that we firmly believe is in our investors' best interests. The range of opportunities offered by our family of just 29 carefully conceived, broadly diversified funds has attracted over 30 million shareholder accounts.

OUR UNIQUE COMBINATION OF STRENGTHS INCLUDES THESE FIVE FACTORS:

o  A LONG-TERM, VALUE-ORIENTED APPROACH
   Rather than follow fads, we pursue a consistent strategy, focusing on each investment's long-term potential.

o  AN UNPARALLELED GLOBAL RESEARCH EFFORT
   American Funds draws on one of the industry's most globally integrated research networks.

o  THE MULTIPLE PORTFOLIO COUNSELOR SYSTEM
   Every American Fund is divided among a number of portfolio counselors. Each takes responsibility for a portion independently, within each fund's objectives; in most cases, research analysts manage a portion as well. Over time this method has contributed to a consistency of results and continuity of management.

o  EXPERIENCED INVESTMENT PROFESSIONALS
   The recent market decline was not the first for most of the portfolio counselors who serve the American Funds. More than half of them were in the investment business before the sharp market decline of 1987.

o  A COMMITMENT TO LOW OPERATING EXPENSES
   American Funds' operating expenses are among the lowest in the mutual fund industry. Our portfolio turnover rates are low as well, keeping transaction costs and tax consequences contained.


29 MUTUAL FUNDS, CONSISTENT PHILOSOPHY, CONSISTENT RESULTS

o  GROWTH FUNDS
   AMCAP Fund(R)
   EuroPacific Growth Fund(R)
   The Growth Fund of America(R)
   The New Economy Fund(R)
   New Perspective Fund(R)
   New World Fund(SM)
   SMALLCAP World Fund(R)

o  GROWTH-AND-INCOME FUNDS
   American Mutual Fund(R)
   Capital World Growth and Income Fund(SM)
   Fundamental Investors(SM)
   The Investment Company of America(R)
   Washington Mutual Investors Fund(SM)

o  EQUITY-INCOME FUNDS
   Capital Income Builder(R)
   The Income Fund of America(R)

o  BALANCED FUND
   American Balanced Fund(R)

o  BOND FUNDS
   American High-Income Trust(SM)
   The Bond Fund of America(SM)
>  Capital World Bond Fund(R)
   Intermediate Bond Fund of America(R)
   U.S. Government Securities Fund(SM)

o  TAX-EXEMPT BOND FUNDS
   American High-Income Municipal Bond Fund(R)
   Limited Term Tax-Exempt Bond Fund of America(SM)
   The Tax-Exempt Bond Fund of America(R)

   STATE-SPECIFIC TAX-EXEMPT FUNDS
   The Tax-Exempt Fund of California(R)
   The Tax-Exempt Fund of Maryland(R)
   The Tax-Exempt Fund of Virginia(R)

o  MONEY MARKET FUNDS
   The Cash Management Trust of America(R)
   The Tax-Exempt Money Fund of America(SM)
   The U.S. Treasury Money Fund of America(SM)

THE CAPITAL GROUP COMPANIES

American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust

Lit. No. MFGESR-931-0505P

Litho in USA WG/CG/8098-S1950

Printed on recycled paper


ITEM 2 - Code of Ethics

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 5 - Audit Committee of Listed Registrants

Not applicable.


ITEM 6 - Schedule of Investments

[logo - American Funds (r)]

CAPITAL WORLD BOND FUND
Investment portfolio
March 31, 2005                                                        unaudited

                                                                                                 Principal amount     Market value
Bonds & notes -- 93.16%                                                                                     (000)            (000)

EURO -- 32.14%
German Government 5.00% 2005                                                                        Euro    2,350       US$  3,078
German Government 6.50% 2005                                                                                9,000           11,926
German Government 6.875% 2005                                                                               1,940            2,526
German Government 4.50% 2006                                                                               11,365           15,149
German Government 6.00% 2006                                                                                  500              666
German Government 6.00% 2006                                                                                2,250            3,009
German Government 6.00% 2007                                                                                5,575            7,760
German Government 5.25% 2008                                                                                9,900           13,688
German Government 4.50% 2009                                                                                  780            1,073
German Government 5.375% 2010                                                                              12,150           17,373
German Government 5.25% 2011                                                                               47,930           68,946
German Government 5.00% 2012                                                                               17,800           25,486
German Government 4.50% 2013                                                                               35,750           49,758
German Government 6.25% 2024                                                                               26,100           43,848
German Government 5.625% 2028                                                                               3,235            5,153
German Government 6.25% 2030                                                                               23,335           40,329
German Government 5.50% 2031                                                                               10,000           15,830
France (Republic of) Treasury Note 5.00% 2006                                                               7,600           10,054
French Government O.A.T. Eurobond 5.25% 2008                                                                4,000            5,563
French Government O.A.T. Eurobond 4.00% 2009                                                               23,300           31,447
French Government O.A.T. Eurobond 3.00% 2009(1)                                                             2,200            3,416
French Government O.A.T. Eurobond 5.00% 2011                                                               31,720           45,309
French Government O.A.T. Eurobond Strip Principal 0% 2019                                                  15,200           11,047
French Government O.A.T. Eurobond 2.25% 2020(1)                                                               790            1,130
French Government O.A.T. Eurobond 5.50% 2029                                                                  250              393
French Government O.A.T. Eurobond 3.40% 2029(1)                                                             1,625            3,020
French Government O.A.T. Eurobond 4.75% 2035                                                                8,695           12,471
French Government O.A.T. Eurobond 4.00% 2055                                                                3,200            4,037
Netherlands Government Eurobond 6.00% 2006                                                                  1,400            1,867
Netherlands Government Eurobond 5.75% 2007                                                                 10,340           14,202
Netherlands Government Eurobond 5.25% 2008                                                                  9,325           13,027
Netherlands Government Eurobond 3.75% 2009                                                                  9,045           12,097
Netherlands Government Eurobond 5.50% 2010                                                                  3,000            4,334
Netherlands Government Eurobond 5.00% 2012                                                                  3,995            5,708
Netherlands Government Eurobond 7.50% 2023                                                                  1,500            2,808
Netherlands Government Eurobond 5.50% 2028                                                                  3,860            6,043
Spanish Government 4.80% 2006                                                                               1,890            2,541
Spanish Government 6.00% 2008                                                                               2,440            3,448
Spanish Government 5.40% 2011                                                                               1,625            2,364
Spanish Government 6.15% 2013                                                                              11,500           17,664
Belgium (Kingdom of) 3.75% 2009                                                                             7,250            9,696
Belgium (Kingdom of) 4.25% 2014                                                                            10,385           14,130
Bayerische Vereinsbank 5.50% 2008(3)                                                                          750            1,043
Bayerische Hypo- und Vereinsbank AG 6.625% 2010                                                             1,300            1,926
Bayerische Hypo- und Vereinsbank AG 6.00% 2014                                                              7,250           10,582
HVB Funding Trust VIII 7.055% (undated)                                                                       360              538
Hellenic Republic 8.80% 2007                                                                                5,047            7,401
Hellenic Republic 8.60% 2008                                                                                1,994            3,011
Hellenic Republic 7.50% 2013                                                                                1,108            1,829
Ireland (Republic of) Eurobond 4.25% 2007                                                                   1,000            1,349
Ireland (Republic of) Eurobond 5.00% 2013                                                                   6,830            9,822
Banque Centrale de Tunisie 4.75% 2011                                                                       3,750            5,065
Banque Centrale de Tunisie 4.75% 2011                                                                       4,500            6,078
Deutsche Genossenschafts-Hypothekenbank AG 5.25% 2009(3)                                                    5,157            7,282
Household Finance Corp. 5.125% 2009                                                                         1,000            1,395
HSBC Holdings PLC 5.375% 2012                                                                               4,000            5,785
Edison SpA 7.375% 2007(2)                                                                                   2,500            3,542
Edison SpA 5.125% 2010                                                                                      2,400            3,343
Telecom Italia SpA 5.625% 2007                                                                              2,280            3,104
Sogerim SA 7.25% 2011                                                                                         750            1,146
Telecom Italia SpA 6.25% 2012                                                                               1,760            2,591
Deutsche Telekom International Finance BV 7.50% 2007(2)                                                       750            1,066
Deutsche Telekom International Finance BV 8.125% 2012(2)                                                    3,250            5,337
Essent NV 4.50% 2013                                                                                        4,635            6,263
E.ON International Finance BV 5.75% 2009                                                                    3,990            5,682
Vivendi Environnement 5.875% 2008                                                                           1,500            2,113
Veolia Environnement 4.875% 2013                                                                            2,425            3,334
Royal Bank of Scotland PLC 4.875% 2009                                                                        750            1,032
Royal Bank of Scotland Group, PLC 6.00% 2013                                                                  960            1,440
Royal Bank of Scotland PLC 5.125% (undated)(2)                                                              2,000            2,814
France Telecom 7.00% 2008(2)                                                                                2,530            3,633
France Telecom 7.00% 2009                                                                                     900            1,348
General Motors Acceptance Corp. 6.00% 2008                                                                    410              512
General Motors Corp. 7.25% 2013                                                                             3,800            4,417
mmO2 6.375% 2007                                                                                            3,150            4,344
Rheinische Hypothekenbank Eurobond 4.25% 2008(3)                                                            3,000            4,067
Fortum Oyj 4.625% 2010                                                                                      2,940            4,020
MBNA Europe Funding PLC 6.50% 2007                                                                          2,700            3,746
Finland (Republic of) 5.75% 2011                                                                            2,500            3,681
PLD International Finance LLC 4.375% 2011                                                                   2,700            3,618
TDC A/S, Series 19, 5.20% 2010                                                                              2,500            3,497
Saint-Gobain Nederland BV 5.00% 2010                                                                        1,000            1,391
Saint-Gobain Nederland BV 5.00% 2014                                                                        1,500            2,082
UniCredito Italiano SpA 5.00% 2011(2)                                                                         455              612
UniCredito Italiano SpA 6.00% 2011                                                                          1,400            2,062
UniCredito Italiano SpA, Series B, 8.048% (undated)(2)                                                        500              790
Deutsche Bank Capital Funding Trust IV, noncumulative trust preferred, Class B,
     5.33% (undated)(2)                                                                                     2,300            3,215
Holcim Finance (Luxembourg) SA 4.375% 2014                                                                  2,440            3,212
NGG Finance PLC 6.125% 2011                                                                                 2,123            3,131
Abbey National PLC, Series 5, 7.125% (undated)(2)                                                           2,000            3,057
Bulgaria (Republic of) 7.50% 2013                                                                           1,638            2,632
Bulgaria (Republic of) 7.50% 2013                                                                             250              402
Anglian Water PLC 5.375% 2009                                                                                 390              547
Anglian Water Services Financing PLC 4.625% 2013                                                            1,750            2,384
Cadbury Schweppes Investments PLC, Series 41, 4.25% 2009                                                    2,150            2,889
Telekom Finanzmanagement GmbH 4.25% 2017                                                                    1,930            2,459
Halifax Group Euro Finance (Jersey) LP 7.627% (undated)(2)                                                  1,500            2,385
Skandinaviska Enskilda Banken AB 5.625% 2012(2)                                                             1,650            2,266
UPM-Kymmene Corp. 6.125% 2012                                                                               1,520            2,244
Mizuho Financial Group (Cayman) Ltd. 4.75% 2014(2)                                                          1,500            2,035
Sumitomo Mitsui Banking Corp. 4.375% 2014(2)                                                                1,485            1,980
Dexia Municipal Agency 3.50% 2009                                                                           1,428            1,884
International Paper Co. 5.375% 2006                                                                         1,135            1,521
Aries Vermogensverwaltungs GmbH, Series B, 7.75% 2009                                                       1,000            1,465
Stora Enso Oyj 5.125% 2014                                                                                  1,000            1,391
Allied Irish Banks, PLC 4.781% (undated)(2)                                                                 1,000            1,310
International Endesa BV 5.375% 2013                                                                           800            1,144
Ing Verzekeringen NV 6.25% 2021(2)                                                                            750            1,112
Telenet Communications NV 9.00% 2013                                                                          750            1,091
Ford Motor Credit Co. 6.75% 2008                                                                              800            1,072
AEGON NV 4.625% 2008                                                                                          750            1,018
Diageo Capital BV 3.875% 2009                                                                                 750              998
Bank of America Corp. 3.625% 2008                                                                             750              993
Munich Re Finance BV 6.75% 2023(2)                                                                            610              917
DaimlerChrysler North America Holding Corp. 7.00% 2011                                                        600              905
Societe Generale 5.625% 2012                                                                                  440              643
Governor and Company of the Bank of Ireland 6.45% 2010                                                        415              612
RWE Finance BV 6.125% 2012                                                                                    250              376
BNP Paribas 5.25% 2014(2)                                                                                     250              349
Lighthouse International Co. SA 8.00% 2014                                                                    250              329
JSG Holdings PLC 11.50% 2015(4)                                                                               250              301
                                                                                                                           767,416

JAPANESE YEN -- 8.24%
Japanese Government 0.10% 2005                                                                      Yen 3,396,800           31,707
Japanese Government 0.40% 2006                                                                             50,000              469
Japanese Government 0.50% 2007                                                                            200,000            1,881
Japanese Government 0.90% 2008                                                                          5,948,500           56,683
Japanese Government 1.80% 2010                                                                          1,655,000           16,412
Japanese Government 0.50% 2013                                                                          6,404,500           57,026
Japanese Government 1.50% 2014                                                                          1,800,000           17,160
Fannie Mae 2.125% 2007                                                                                    570,000            5,575
Ontario (Province of) 1.875% 2010                                                                         382,000            3,800
Spain (Kingdom of) 3.10% 2006                                                                             370,000            3,606
SHL 1999-1 Corp. Ltd., Class A-2, 0.755% 2024(2,3)                                                         54,670              511
SHL 1999-1 Corp. Ltd., Class A-3, 2.09% 2024(3)                                                           105,134            1,004
KfW International Finance Inc. 1.75% 2010                                                                 100,000              991
                                                                                                                           196,825

BRITISH POUNDS -- 4.83%
United Kingdom 8.50% 2005                                                                           Pound   5,960           11,549
United Kingdom 4.50% 2007                                                                                   1,100            2,071
United Kingdom 7.25% 2007                                                                                   1,250            2,513
United Kingdom 5.00% 2008                                                                                  12,400           23,632
United Kingdom 5.75% 2009                                                                                     250              494
United Kingdom 5.00% 2012                                                                                  13,500           25,979
United Kingdom 5.00% 2014                                                                                   4,450            8,607
United Kingdom 6.00% 2028                                                                                   1,250            2,837
United Kingdom 4.25% 2032                                                                                   4,820            8,660
United Kingdom 4.25% 2036                                                                                     925            1,661
Abbey National PLC 7.50% (undated)(2)                                                                       5,300           11,557
SLM Private Credit Student Loan Trust, Series 2003-10, Class A-4, 5.15% 2039(3,5)                           2,400            4,522
Halifax Building Society 8.75% 2006                                                                           500              984
Halifax Building Society 11.00% 2014                                                                          650            1,706
General Electric Capital Corp., Series A, 7.25% 2007                                                          350              692
General Electric Capital Corp. 5.625% 2031                                                                    750            1,492
Cadbury Schweppes Finance 4.875% 2010                                                                       1,000            1,837
Wal-Mart Stores, Inc. 5.25% 2035                                                                              750            1,419
Tyco International Group, SA 6.50% 2031                                                                       600            1,230
Commerzbank AG 6.625% 2019                                                                                    500            1,042
Monumental Global Funding Ltd., Series 2001-N, 5.75% 2007                                                     235              449
Koninklijke KPN NV, Series 7, 8.25% 2008                                                                      170              347
                                                                                                                           115,280

SWEDISH KRONOR -- 3.54%
Swedish Government 3.50% 2006                                                                         SKr  14,000            2,009
Swedish Government 8.00% 2007                                                                              12,000            1,909
Swedish Government 5.00% 2009                                                                             257,090           39,052
Swedish Government 5.25% 2011                                                                             148,250           23,148
Swedish Government 6.75% 2014                                                                              49,000            8,596
AB Spintab 6.00% 2009                                                                                      62,800            9,811
                                                                                                                            84,525

NEW TURKISH LIRA -- 2.78%
Turkey (Republic of) Treasury Bill 0% 2005                                                             TRY  6,837            5,021
Turkey (Republic of) Treasury Bill 0% 2005                                                                 14,680           10,235
Turkey (Republic of) Treasury Bill 0% 2006                                                                 22,000           13,473
Turkey (Republic of) 20.00% 2007                                                                           27,648           21,510
Turkey (Republic of) 15.00% 2010                                                                           22,277           16,184
                                                                                                                            66,423

AUSTRALIAN DOLLARS -- 2.49%
Queensland Treasury Corp. 6.00% 2015                                                                   A$  35,940           28,080
New South Wales Treasury Corp. 6.00% 2012                                                                  13,000           10,081
New South Wales Treasury Corp. 5.50% 2014                                                                  20,750           15,578
News America Holdings Inc. 8.625% 2014                                                                      5,050            4,248
Australian Government 5.75% 2011                                                                            2,000            1,556
                                                                                                                            59,543

SOUTH KOREAN WON -- 2.41%
Korean Government 4.50% 2008                                                                       KRW 45,210,750           45,291
Korean Government 4.50% 2009                                                                           12,145,000           12,176
                                                                                                                            57,467

MEXICAN PESOS -- 1.32%
United Mexican States Government, Series M10, 10.50% 2011                                             MXP  10,011              926
United Mexican States Government, Series MI10, 8.00% 2013                                                 121,975            9,509
United Mexican States Government, Series MI10, 9.50% 2014                                                  62,000            5,210
United Mexican States Government, Series M20, 8.00% 2023                                                  226,087           15,832
                                                                                                                            31,477

POLISH ZLOTY -- 1.09%
Polish Government 8.50% 2006                                                                           PLZ 14,000            4,539
Polish Government 8.50% 2006                                                                                9,000            2,940
Polish Government 8.50% 2006                                                                               10,800            3,578
Polish Government 6.00% 2009                                                                                4,500            1,452
Polish Government 6.00% 2010                                                                               41,750           13,522
                                                                                                                            26,031

ARGENTINE PESOS -- 0.87%
Argentina (Republic of) 2.00% 2016(6)                                                                  ARS 11,900         $  5,623
Argentina (Republic of) 5.83% 2033(4,7)                                                                    22,130            6,817
Argentina (Republic of) 0.63% 2038(2,7)                                                                    70,669            8,425
                                                                                                                            20,865

ISRAELI SHEKELS -- 0.82%
Israel Government Bond 7.50% 2014                                                                      ILS 80,845           19,528

DANISH KRONER -- 0.70%
Kingdom of Denmark 5.00% 2005                                                                          DKr 21,000            3,692
Kingdom of Denmark 4.00% 2008                                                                              22,430            4,057
Kingdom of Denmark 6.00% 2009                                                                               2,800              550
Realkredit Danmark A/S, Series 23D, 5.00% 2035(3)                                                          26,120            4,607
Nykredit 5.00% 2035(3)                                                                                     21,926            3,868
                                                                                                                            16,774

COLOMBIAN PESOS -- 0.68%
Columbia (Republic of) Global 11.75% 2010                                                          COP 16,759,000            7,092
Colombia (Republic of) Global 12.00% 2015                                                              22,805,000            9,213
                                                                                                                            16,305

INDONESIAN RUPIAH -- 0.62%
Indonesia (Republic of) 14.00% 2009                                                                IDR 62,000,000            7,385
Indonesia (Republic of) 13.15% 2010                                                                    35,830,000            4,256
Indonesia (Republic of) 10.00% 2011                                                                     4,000,000              424
Indonesia (Republic of) 13.45% 2011                                                                    23,216,000            2,817
                                                                                                                            14,882

HUNGARIAN FORINTS -- 0.47%
Hungarian Government 8.50% 2006                                                                       HUF 400,000            2,129
Hungarian Government 6.25% 2007                                                                           400,000            2,057
Hungarian Government 6.25% 2008                                                                           700,000            3,573
Hungarian Government 6.75% 2013                                                                           655,250            3,399
                                                                                                                            11,158

CANADIAN DOLLARS -- 0.43%
Canadian Government 7.25% 2007                                                                           C$ 1,000              895
Canadian Government 5.50% 2010                                                                              8,700            7,730
Canadian Government 5.75% 2029                                                                                750              709
Manitoba Telecom Services Inc., Series 4, 5.85% 2009                                                        1,000              878
                                                                                                                            10,212

NEW ZEALAND DOLLARS -- 0.35%
New Zealand Government 6.50% 2013                                                                       NZ$ 3,000            2,178
New Zealand Government 4.50% 2016(1)                                                                        6,862            5,275
General Electric Capital Corp., Series A, 6.625% 2010                                                       1,125              791
                                                                                                                             8,244

NORWEGIAN KRONER -- 0.33%
Norwegian Government 6.00% 2011                                                                        NOK 44,500            7,897


U.S. DOLLARS -- 29.05%
U.S. Treasury 1.125% 2005(8)                                                                           US$  2,070       US$  2,062
U.S. Treasury 6.75% 2005(8)                                                                                15,365           15,439
U.S. Treasury 1.625% 2006(8)                                                                                8,500            8,364
U.S. Treasury 2.50% 2006(8)                                                                                 1,850            1,828
U.S. Treasury 3.50% 2006(8)                                                                                 7,750            7,726
U.S. Treasury 6.875% 2006(8)                                                                               11,115           11,521
U.S. Treasury 3.375% 2007(1,8)                                                                              2,154            2,260
U.S. Treasury 3.25% 2007(8)                                                                                16,500           16,280
U.S. Treasury 4.375% 2007(8)                                                                               14,750           14,915
U.S. Treasury 6.625% 2007(8)                                                                                4,750            5,019
U.S. Treasury 4.75% 2008(8)                                                                                22,500           23,043
U.S. Treasury 3.625% 2008(1,8)                                                                              2,042            2,195
U.S. Treasury 3.375% 2008(8)                                                                                5,000            4,888
U.S. Treasury 5.50% 2009(8)                                                                                 4,750            5,005
U.S. Treasury 6.00% 2009(8)                                                                                   445              478
U.S. Treasury 5.75% 2010(8)                                                                                25,050           26,886
U.S. Treasury 5.00% 2011(8)                                                                                 5,600            5,819
U.S. Treasury 4.875% 2012(8)                                                                                1,500            1,549
U.S. Treasury 3.875% 2013(8)                                                                                  185              179
U.S. Treasury 4.25% 2013(8)                                                                                21,000           20,715
U.S. Treasury 4.00% 2014                                                                                    2,400            2,317
U.S. Treasury 4.25% 2014(8)                                                                                17,450           17,096
U.S. Treasury 8.875% 2017(8)                                                                                2,750            3,825
U.S. Treasury 8.125% 2019(8)                                                                               37,850           50,944
U.S. Treasury 7.875% 2021(8)                                                                                  665              888
U.S. Treasury 5.25% 2028(8)                                                                                 2,631            2,769
U.S. Treasury 5.25% 2029(8)                                                                                52,025           54,813
U.S. Treasury 3.875% 2029(1,8)                                                                              2,059            2,825
U.S. Treasury 6.25% 2030(8)                                                                                 1,220            1,467
U.S. Treasury 5.375% 2031(8)                                                                                1,070            1,167
Russian Federation 8.25% 2010                                                                               1,200            1,296
Russian Federation 5.00% 2030(2)                                                                           21,000           21,682
Fannie Mae 4.25% 2007                                                                                       2,875            2,885
Fannie Mae 6.00% 2008                                                                                         750              788
Fannie Mae 6.00% 2013(3)                                                                                      875              905
Fannie Mae 6.00% 2015(3)                                                                                      570              589
Fannie Mae 5.00% 2019(3)                                                                                      959              958
Fannie Mae, Series 2001-4, Class GA, 10.239% 2025(2,3)                                                         54               61
Fannie Mae 3.776% 2033(2,3)                                                                                 2,928            2,883
Fannie Mae 5.50% 2034(3,8)                                                                                  1,760            1,765
Fannie Mae 6.00% 2035(3)                                                                                    1,203            1,227
Deutsche Telekom International Finance BV 8.50% 2010(2)                                                     5,750            6,620
Deutsche Telekom International Finance BV 8.75% 2030(2)                                                     3,250            4,263
Kazkommerts International BV 10.125% 2007                                                                   1,000            1,088
Kazkommerts International BV 7.00% 2009(5)                                                                  2,250            2,233
Kazkommerts International BV 8.50% 2013                                                                     1,750            1,776
Kazkommerts International BV (CGMD) 7.375% 2014(2,5)                                                        1,250            1,231
Kazkommerts International BV 7.875% 2014(5)                                                                 3,500            3,421
Kazkommerts International BV 7.875% 2014                                                                      500              489
Aries Vermogensverwaltungs GmbH, Series C, 9.60% 2014(5)                                                    4,000            4,830
Aries Vermogensverwaltungs GmbH, Series C, 9.60% 2014                                                       4,250            5,132
Telecom Italia Capital SA, Series B, 5.25% 2013                                                             7,150            7,076
Enersis SA 7.375% 2014                                                                                      6,585            6,868
Dominican Republic 9.50% 2006(5)                                                                              765              711
Dominican Republic 9.50% 2006                                                                               1,250            1,162
Dominican Republic 9.04% 2013(5)                                                                            4,200            3,853
Dominican Republic 9.04% 2013                                                                               1,000              917
Vodafone Group PLC 7.75% 2010                                                                               2,250            2,544
Vodafone Group PLC 5.375% 2015                                                                              3,750            3,802
Skandinaviska Enskilda Banken 6.875% 2009                                                                   1,985            2,132
Skandinaviska Enskilda Banken AB, 5.471% (undated)(2,5)                                                     4,000            4,009
Swedish Export Credit Corp. 4.00% 2010                                                                      6,000            5,873
Colombia (Republic of) Global 10.00% 2012                                                                   2,550            2,767
Colombia (Republic of) Global 10.75% 2013                                                                   2,500            2,806
Argentina (Republic of) 3.01% 2012(2)                                                                       6,600            5,570
SBC Communications Inc. 4.125% 2009                                                                         3,250            3,164
SBC Communications Inc. 5.10% 2014                                                                          1,630            1,592
SBC Communications Inc. 6.45% 2034                                                                            520              543
Development Bank of Singapore Ltd. 7.875% 2010(5)                                                           3,750            4,248
Development Bank of Singapore Ltd. 7.125% 2011(5)                                                             800              886
Open Joint Stock Co. Gazprom 9.125% 2007                                                                    2,250            2,418
Open Joint Stock Co. Gazprom, Series 2, 8.625% 2034(5)                                                      2,000            2,235
TuranAlem Finance BV 8.50% 2015(5)                                                                          4,695            4,636
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036(3)                            750              813
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-1, 3.812% 2041(3)                          1,928            1,899
Banc of America Commercial Mortgage Inc., Series 2002-2, Class A-1, 3.366% 2043(3)                          1,858            1,840
Tengizchevroil Finance Co. S.ar.l., Series A, 6.124% 2014(3,5)                                              4,500            4,477
Cho Mitsui Trust and Banking Co., Ltd. 5.506% 2079(2,5)                                                     4,400            4,215
Freddie Mac 6.00% 2033(3)                                                                                   1,862            1,907
Freddie Mac 4.075% 2033(2,3)                                                                                2,276            2,256
France Telecom 7.95% 2006(2)                                                                                  500              516
France Telecom 8.50% 2011(2)                                                                                2,980            3,414
Korea First Bank 7.267% 2034(2,5)                                                                           3,000            3,406
Panama (Republic of) Global 9.625% 2011                                                                       280              318
Panama (Republic of) 9.375% 2012                                                                            1,315            1,493
Panama (Republic of) Global 10.75% 2020                                                                       750              934
Panama (Republic of) Global 8.875% 2027                                                                       475              513
Panama (Republic of) Global 9.375% 2029                                                                       130              149
J.P. Morgan Chase & Co. 4.75% 2015                                                                          3,500            3,357
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10,
     Class A-1, 3.175% 2037(3)                                                                              2,135            2,123
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10,
     Class A-2, 3.89% 2037(3)                                                                               1,000              979
Ford Motor Credit Co. 6.50% 2007                                                                            1,000            1,011
Ford Motor Credit Co. 7.875% 2010                                                                           1,500            1,529
Ford Motor Co. 7.45% 2031                                                                                     530              481
Federal Home Loan Bank 3.375% 2007                                                                          3,000            2,954
Guatemala (Republic of) 10.25% 2011(5)                                                                        750              875
Guatemala (Republic of) 10.25% 2011                                                                           990            1,155
Guatemala (Republic of) 9.25% 2013(5)                                                                         500              567
Guatemala (Republic of) 9.25% 2013                                                                            260              295
Ukraine Government 11.00% 2007(3)                                                                             655              705
Ukraine Government 7.65% 2013(5)                                                                            2,000            2,150
PSEG Energy Holdings Inc. 8.625% 2008                                                                         845              896
PSEG Power LLC 7.75% 2011                                                                                     525              599
PSEG Power LLC 5.00% 2014                                                                                   1,300            1,275
UFJ Finance Aruba AEC 6.75% 2013                                                                            2,550            2,750
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033(3)                         931              962
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-3, 6.238% 2034(3)                       1,200            1,251
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-4, 4.283% 2039(3)                          500              483
Lebanon (Republic of) 11.625% 2016                                                                          2,385            2,688
Freeport-McMoRan Copper & Gold Inc. 10.125% 2010                                                            2,400            2,676
Household Finance Corp. 6.40% 2008                                                                            500              528
HSBC Capital Funding LP 4.61% (undated)(2,5)                                                                2,250            2,143
DaimlerChrysler North America Holding Corp. 4.75% 2008                                                        530              528
DaimlerChrysler North America Holding Corp. 7.75% 2011                                                      1,500            1,665
DaimlerChrysler North America Holding Corp. 8.50% 2031                                                        300              363
Long Beach Acceptance Auto Receivables Trust, Series 2004-C, Class A-2, FSA insured, 3.04% 2008(3)          1,065            1,062
Long Beach Acceptance Auto Receivables Trust, Series 2004-C, Class A-3, FSA insured, 3.402% 2009(3)         1,500            1,488
State of Qatar 9.75% 2030                                                                                   1,750            2,527
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009(3,5)                                                  2,543            2,485
Burns Philp Capital Pty Ltd. and Burns Philp Capital (U.S.) Inc., Series B, 9.50% 2010                        250              274
Burns Philp Capital Pty Ltd. and Burns Philp Capital (U.S.) Inc., Series B, 10.75% 2011                       500              557
Burns Philp Capital Pty Ltd., Series B, 9.75% 2012                                                          1,500            1,642
Westfield Capital Corp. Ltd. and WT Finance (Aust) Pty Ltd. and WEA Finance LLC 4.375% 2010(5)              1,760            1,717
Westfield Capital Corp. Ltd. and WT Finance (Aust) Pty Ltd. and WEA Finance LLC 5.125% 2014(5)                700              691
Crown Castle International Corp. 9.375% 2011                                                                  500              546
Crown Castle International Corp. 7.50% 2013                                                                   700              772
Crown Castle International Corp., Series B, 7.50% 2013                                                        900              992
Norske Skogindustrier ASA 7.625% 2011(5)                                                                    1,690            1,907
Norske Skogindustrier ASA 7.125% 2033(5)                                                                      360              402
PETRONAS Capital Ltd. 7.00% 2012(5)                                                                         2,050            2,263
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series H, 6.25% 2012                        1,375            1,402
Nevada Power Co., General and Refunding Mortgage Notes, Series G, 9.00% 2013                                  500              564
Sierra Pacific Resources 8.625% 2014                                                                          250              267
AES Corp. 9.50% 2009                                                                                          750              824
AES Corp. 8.75% 2013(5)                                                                                     1,250            1,369
Government National Mortgage Assn. 6.00% 2013(3,8)                                                            362              377
Government National Mortgage Assn. 8.50% 2021(3,8)                                                              3                3
Government National Mortgage Assn. 6.00% 2034(3,8)                                                          1,657            1,704
Polish Government 5.25% 2014                                                                                2,000            2,037
Columbia/HCA Healthcare Corp. 7.00% 2007                                                                      600              625
HCA Inc. 6.95% 2012                                                                                         1,000            1,043
HCA Inc. 6.25% 2013                                                                                           370              369
Peru (Republic of) 9.875% 2015                                                                              1,750            2,030
Telefonica Europe BV 7.75% 2010                                                                             1,750            1,987
Drivetime Auto Owner Trust, Series 2004-C, Class A-3, XLCA insured, 3.493% 2010(3,5)                        2,000            1,986
Brazil (Federal Republic of) Global 9.25% 2010                                                                825              870
Brazil (Federal Republic of) Global 11.00% 2040                                                             1,000            1,114
CWABS, Inc., Series 2004-12, Class AF-2, 3.631% 2024(3)                                                     2,000            1,974
Chohung Bank 4.50% 2014(2,5)                                                                                2,000            1,952
Banque Centrale de Tunisie 7.375% 2012                                                                      1,750            1,947
Jacuzzi Brands, Inc. 9.625% 2010                                                                            1,750            1,934
Edison Mission Energy 10.00% 2008                                                                           1,250            1,395
Edison Mission Energy 7.73% 2009                                                                              500              524
SK Telecom Co., Ltd. 4.25% 2011(5)                                                                          2,000            1,910
Qwest Capital Funding, Inc. 7.75% 2006                                                                        500              508
Qwest Capital Funding, Inc. 7.00% 2009                                                                        900              848
Qwest Capital Funding, Inc. 7.75% 2031                                                                        180              153
Qwest Services Corp. 13.50% 2010(5)                                                                           270              314
U S WEST Capital Funding, Inc. 6.875% 2028                                                                     50               39
American Tower Corp. 9.375% 2009                                                                              129              136
American Tower Corp. 7.125% 2012                                                                            1,175            1,175
American Tower Corp. 7.50% 2012                                                                               475              484
Hospitality Properties Trust 6.75% 2013                                                                       690              742
Hospitality Properties Trust 5.125% 2015                                                                    1,000              959
Clear Channel Communications, Inc. 7.65% 2010                                                                 250              274
Clear Channel Communications, Inc. 5.50% 2014                                                               1,490            1,425
Liberty Mutual Group 6.50% 2035(5)                                                                          1,750            1,689
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033(3)                                590              612
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-2, 6.07% 2038(3)                               1,000            1,068
TFM, SA de CV 10.25% 2007                                                                                     585              623
TFM, SA de CV 11.75% 2009                                                                                     170              171
TFM, SA de CV 12.50% 2012                                                                                     715              833
Illinois Power Special Purpose Trust, Series 1998-1, Class A-6, 5.54% 2009(3)                               1,575            1,607
Dynegy Holdings Inc. 10.125% 2013(5)                                                                        1,425            1,560
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006                                             1,500            1,529
Old Dominion Electric Cooperative, Series 2003-A, 5.676% 2028(3)                                            1,500            1,525
National Capital Trust II 5.486% (undated)(2,5)                                                             1,500            1,507
General Motors Acceptance Corp. 8.00% 2031                                                                  1,000              873
General Motors Corp. 8.375% 2033                                                                              680              583
Petrozuata Finance, Inc., Series B, 8.22% 2017(3,5)                                                           960              907
Petrozuata Finance, Inc., Series B, 8.22% 2017(3)                                                             525              496
Ecuador (Republic of) 8.00% 2030(2)                                                                         1,465            1,311
United Mexican States Government Global 4.625% 2008                                                         1,025            1,013
United Mexican States Government Global 10.375% 2009                                                          250              296
Cardinal Health, Inc. 6.75% 2011                                                                              700              755
Cardinal Health, Inc. 4.00% 2015                                                                              625              554
Centerpoint Energy Resources Corp., Series B, 7.875% 2013                                                   1,100            1,277
Residential Accredit Loans, Inc., Series 2005-QS16, Class 1-A-1, 5.50% 2034(3)                              1,242            1,245
Indonesia (Republic of) 6.75% 2014(5)                                                                       1,250            1,241
Young Broadcasting Inc. 8.50% 2008                                                                          1,000            1,052
Young Broadcasting Inc. 10.00% 2011                                                                           170              175
Bank of America, NA and First Union National Bank Commercial Mortgage Trust,
    Series 2001-3, Class A-1, 4.89% 2037(3)                                                                 1,210            1,217
MMCA Auto Owner Trust, Series 2002-2, Class A-4, 4.30% 2010(3)                                              1,216            1,216
Six Flags, Inc. 9.75% 2013                                                                                    800              750
Six Flags, Inc. 9.625% 2014                                                                                   500              464
General Electric Capital Corp., Series A, 6.75% 2032                                                        1,000            1,158
Nomura Asset Securities Corp., Series 1998-D6, Class A-1A, 6.28% 2030(3)                                    1,127            1,156
Quintiles Transnational Corp. 10.00% 2013                                                                   1,000            1,130
Empresa Nacional de Electricidad SA 8.35% 2013                                                              1,000            1,123
Litigation Settlement Monetized Fee Trust I, Series 2001-1, Class A-2 10.98% 2031(3,5)                      1,000            1,120
Stoneridge, Inc. 11.50% 2012                                                                                1,000            1,112
LBI Media, Inc. 10.125% 2012                                                                                1,000            1,105
William Lyon Homes, Inc. 10.75% 2013                                                                        1,000            1,105
Comcast Cable Communications, Inc. 6.75% 2011                                                               1,020            1,103
Earle M. Jorgensen Co. 9.75% 2012                                                                           1,000            1,085
NiSource Finance Corp. 6.15% 2013                                                                           1,000            1,063
AMC Entertainment Inc. 9.875% 2012                                                                          1,000            1,060
Seneca Gaming Corp. 7.25% 2012                                                                              1,050            1,050
AMH Holdings, Inc. 0%/11.25% 2014(9)                                                                        1,500            1,050
Perkins Family Restaurants, LP, Perkins Finance Corp., Series B, 10.125% 2007                               1,000            1,021
Scottish Power PLC 5.375% 2015                                                                              1,000            1,000
Chase Commercial Mortgage Securities Corp., Series 1998-1, Class A-2, 6.56% 2030(3)                           940              992
Carmike Cinemas, Inc. 7.50% 2014                                                                            1,000              986
Koppers Inc. 9.875% 2013                                                                                      875              980
BellSouth Corp. 4.20% 2009                                                                                  1,000              978
CanWest Media Inc. 8.00% 2012(5)                                                                              916              969
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR7, Class A-7, 3.842% 2033(2,3)                   969              954
United Rentals (North America), Inc. 7.75% 2013                                                               500              487
United Rentals (North America), Inc., Series B, 7.00% 2014                                                    500              460
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-PWR6, Class A-1, 3.688% 2041(3)                 946              947
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038(3)                                      1,000              941
Equistar Chemicals, LP 10.125% 2008                                                                           325              361
Equistar Chemicals, LP and Equistar Funding Corp. 8.75% 2009                                                  150              162
Millennium America Inc. 7.625% 2026                                                                           425              414
Fairfax Financial Holdings Ltd. 7.75% 2012                                                                    960              931
Archstone-Smith Operating Trust 5.625% 2014                                                                   910              928
Tenet Healthcare Corp. 6.375% 2011                                                                          1,000              927
General Maritime Corp. 10.00% 2013                                                                            825              922
Laidlaw International, Inc. 10.75% 2011                                                                       800              910
Twin Reefs Pass Through Trust 3.77% (undated)(2,5)                                                            900              905
Micron Technology, Inc. 6.50% 2005(5)                                                                         905              900
MDC Holdings, Inc. 5.50% 2013                                                                                 900              890
Verizon Global Funding Corp. 7.25% 2010                                                                       790              878
Pathmark Stores, Inc. 8.75% 2012                                                                              895              875
RH Donnelley Inc. 10.875% 2012(5)                                                                             750              868
Downey Financial Corp. 6.50% 2014                                                                             840              865
Ultrapetrol (Bahamas) Ltd., First Preferred Ship Mortgage Notes, 9.00% 2014(5)                                925              865
Mediacom LLC and Mediacom Capital Corp. 9.50% 2013                                                            850              852
SLM Corp., Series A, 5.00% 2015                                                                               875              851
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011(3,5)                                          793              848
UnitedHealth Group Inc. 5.00% 2014                                                                            850              844
Gerdau Ameristeel Corp. and GUSAP Partners 10.375% 2011                                                       750              840
Technical Olympic USA, Inc. 10.375% 2012                                                                      750              825
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012                                750              808
May Department Stores Co. 5.75% 2014                                                                          800              804
Buffets, Inc. 11.25% 2010                                                                                     750              795
Dex Media, Inc., Series B, 8.00% 2013                                                                         750              780
GMAC Commercial Mortgage Securities, Inc., Series 1999-C1, Class A-1, 5.83% 2033(3,8)                         761              775
Payless ShoeSource, Inc. 8.25% 2013                                                                           750              773
El Salvador (Republic of) 7.625% 2034(5)                                                                      750              773
Abitibi-Consolidated Inc. 8.55% 2010                                                                          750              765
Ispat Inland ULC 9.75% 2014                                                                                   649              763
International Lease Finance Corp. 4.75% 2009                                                                  750              751
Triton PCS, Inc. 8.75% 2011                                                                                   375              263
Triton PCS, Inc. 9.375% 2011                                                                                  675              481
Health Net, Inc. 9.875% 2011(2)                                                                               615              733
Gold Kist Inc. 10.25% 2014                                                                                    626              717
CHL Mortgage Pass-Through Trust, Series 2003-HYB3, Class 4-A-1, 3.491% 2033(2,3)                              731              716
NTK Holdings, Inc. 0%/10.75% 2014(5,9)                                                                        650              349
THL Buildco, Inc. 8.50% 2014                                                                                  370              359
Argosy Gaming Co. 7.00% 2014                                                                                  650              706
Specialty Underwriting and Residential Finance Trust, Series 2004-BC4, Class A-2B, 3.16% 2035(2,3)            700              701
Aztar Corp. 7.875% 2014                                                                                       650              694
Graphic Packaging International, Inc. 8.50% 2011                                                              650              686
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031(3)                         661              675
American Cellular Corp., Series B, 10.00% 2011                                                                500              463
Dobson Cellular Systems, Inc. 9.875% 2012(5)                                                                  200              205
Kabel Deutschland GmbH 10.625% 2014(5)                                                                        600              666
Nextel Communications, Inc. 7.375% 2015                                                                       625              663
Rhodia 10.25% 2010                                                                                            600              657
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013                        590              655
World Savings Bank, FSB, Bank Notes, Series 2008-FXR, 4.125% 2008                                             650              645
Foundation PA Coal Co. 7.25% 2014                                                                             625              638
SBA Communications Corp. 8.50% 2012(5)                                                                        590              614
Wells Fargo & Co. 3.50% 2008                                                                                  625              609
Cox Communications, Inc. 4.625% 2010(5)                                                                       625              608
Petro Stopping Centers, LP and Petro Financial Corp. 9.00% 2012                                               585              605
WH Holdings (Cayman Islands) Ltd. and WH Capital Corp. 9.50% 2011                                             555              602
Synagro Technologies, Inc. 9.50% 2009                                                                         550              601
Carnival Corp. 6.15% 2008                                                                                     565              591
Owens-Illinois, Inc. 7.35% 2008                                                                               400              413
Owens-Brockway Glass Container Inc. 7.75% 2011                                                                160              168
Pemex Project Funding Master Trust 9.125% 2010                                                                500              579
Cablevision Systems Corp. 8.00% 2012(5)                                                                       555              573
American Commercial Lines Inc. 9.50% 2015(5)                                                                  550              571
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014(5)                           575              555
Argo-Tech Corp. 9.25% 2011                                                                                    500              540
Fisher Communications, Inc. 8.625% 2014                                                                       500              538
Horizon Lines, LLC and Horizon Lines Holding Corp. 9.00% 2012(5)                                              500              535
Jones Apparel Group, Inc. 4.25% 2009(5)                                                                       555              532
Centex Corp. 4.75% 2008                                                                                       525              525
Entravision Communications Corp. 8.125% 2009                                                                  500              524
Northwest Airlines, Inc. 9.875% 2007                                                                          400              300
Northwest Airlines, Inc. 10.00% 2009                                                                          350              221
Blockbuster Inc. 9.00% 2012(5)                                                                                525              512
Washington Mutual, Inc. 5.625% 2007                                                                           500              511
ACE INA Holdings Inc. 5.875% 2014                                                                             500              510
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014(5)                                             500              509
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013                                                   500              503
Building Materials Corp. of America 7.75% 2014                                                                500              503
HBOS PLC 5.375% (undated)(5)                                                                                  500              501
Host Marriott, LP, Series K, 7.125% 2013                                                                      500              499
MedCath Holdings Corp. 9.875% 2012                                                                            460              497
Playtex Products, Inc. 9.375% 2011                                                                            475              496
Dominion Resources, Inc., Series B, 4.125% 2008                                                               500              495
Electronic Data Systems Corp., Series B, 6.50% 2013(2)                                                        480              492
Allied Waste North America, Inc., Series B, 8.875% 2008                                                       250              260
Allied Waste North America, Inc., Series B, 5.75% 2011                                                        250              229
Jean Coutu Group (PJC) Inc. 8.50% 2014                                                                        500              488
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 6.875% 2011(5)                             480              487
Warner Chilcott Corp. 8.75% 2015(5)                                                                           470              475
Rite Aid Corp. 6.875% 2013                                                                                    500              468
MetLife, Inc. 3.911% 2005                                                                                     440              440
Regal Cinemas Corp., Series B, 9.375% 2012(10)                                                                400              436
Gaylord Entertainment Co. 8.00% 2013                                                                          400              416
Standard Aero Holdings, Inc. 8.25% 2014(5)                                                                    400              416
DRS Technologies, Inc. 6.875% 2013(5)                                                                         375              377
Telenet Group Holding NV 0%/11.50% 2014(5,9)                                                                  490              373
Bombardier Recreational Products Inc. 8.375% 2013                                                             325              346
Rockwood Specialties Group, Inc. 7.50% 2014(5)                                                                325              327
Jostens IH Corp. 7.625% 2012                                                                                  325              323
HVB Funding Trust I 8.741% 2031(5)                                                                            250              321
Goodman Global Holdings 7.875% 2012(5)                                                                        340              313
Tenneco Automotive Inc. 8.625% 2014(5)                                                                        310              303
K&F Acquisition, Inc. 7.75% 2014(5)                                                                           310              302
Texas Genco LLC and Texas Genco Financing Corp. 6.875% 2014(5)                                                300              302
Mohegan Tribal Gaming Authority 6.375% 2009                                                                   300              299
Williams Companies, Inc. 8.75% 2032                                                                           250              298
First Union National Bank Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.739% 2032(3)                279              297
Electricidad de Caracas Finance BV 10.25% 2014(5)                                                             270              277
JSG Funding PLC 9.625% 2012                                                                                   250              270
WCI Communities, Inc. 9.125% 2012                                                                             250              269
Toll Brothers, Inc. 6.875% 2012                                                                               250              267
Rayovac Corp. 7.375% 2015(5)                                                                                  270              260
Sprint Capital Corp. 6.00% 2007                                                                               250              257
Schering-Plough Corp. 5.55% 2013                                                                              250              256
Toys "R" Us, Inc. 7.375% 2018                                                                                 295              248
ICI Wilmington, Inc. 4.375% 2008                                                                              250              247
Team Health, Inc. 9.00% 2012                                                                                  250              246
Reader's Digest Association, Inc. 6.50% 2011                                                                  225              226
Intelsat, Ltd. 8.25% 2013(5)                                                                                  220              223
ACIH, Inc. 0%/11.50% 2012(5,9)                                                                                300              213
Delphi Corp. 6.50% 2013                                                                                       240              198
Huntsman LLC 11.50% 2012(5)                                                                                   165              194
BCP Caylux Holdings Luxembourg SCA 9.625% 2014(3,5)                                                           162              185
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.539% 2027(2,3,5)                               178              185
American Media Operations, Inc., Series B, 10.25% 2009                                                         10               10
American Media Operations, Inc. 8.875% 2011                                                                   150              155
Valor Communications Group Inc. 7.75% 2015(5)                                                                 150              150
Accuride Corp. 8.50% 2015(5)                                                                                  125              123
Visteon Corp. 7.00% 2014                                                                                      130              111
SpectraSite, Inc. 8.25% 2010                                                                                  100              105
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023(3,5)              100              102
PQ Corp. 7.50% 2013(5)                                                                                        100               99
Great Atlantic & Pacific Tea Co., Inc. 9.125% 2011                                                            100               99
PETCO Animal Supplies, Inc. 10.75% 2011                                                                        75               84
                                                                                                                           693,534


Total bonds & notes (cost: $2,100,161,000)                                                                               2,224,386


Rights & warrants -- 0.00%                                                                                 Shares

U.S. DOLLARS -- 0.00%
GT Group Telecom Inc., warrants, expire 2010(5,10,11)                                                       1,000              --*

Total rights & warrants (cost: $52,000)


Preferred stocks -- 1.37%

U.S. DOLLARS -- 1.09%
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative preferred(2,5)                           9,430,000           10,768
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares(2,5)             7,300,000            8,279
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred(2,5)                             3,670,000            4,080
SB Treasury Co. LLC, Series A, 9.40% noncumulative preferred(2,5)                                       1,200,000            1,352
RBS Capital Trust I noncumulative trust preferred 4.709%(2)                                             1,000,000              967
Dobson Communications Corp. 13.00% senior exchangeable preferred 2009                                         737              501
                                                                                                                            25,947


                                                                                                                      Market value
Preferred stocks                                                                                           Shares            (000)

EURO -- 0.28%
Royal Bank of Scotland Group PLC 6.625%(2)                                                              4,000,000  US$       5,870
HSBC Capital Funding LP 8.03% noncumulative preferred(2)                                                  500,000              819
                                                                                                                             6,689


Total preferred stocks (cost: $32,324,000)                                                                                  32,636


Common stocks -- 0.02%

U.S. DOLLARS -- 0.02%
NTELOS Inc.(10,11)                                                                                         10,844              428
Delta Air Lines, Inc.(11)                                                                                  34,503              140

Total common stocks (cost: $417,000)                                                                                           568



                                                                                                 Principal amount
Short-term securities -- 4.57%                                                                              (000)

Amsterdam Funding Corp. 2.77% due 4/18/2005(5)                                                          US$18,500           18,474
KfW International Finance Inc. 2.75%-2.83% due 5/3-5/31/2005(5)                                            17,700           17,632

Old Line Funding LLC 2.65% due 4/11/2005(5)                                                                17,300           17,286
Barton Capital LLC 2.65% due 4/6/2005(5)                                                                   15,300           15,293
Barclays U.S. Funding Corp. 2.70% due 4/22/2005(8)                                                         11,700           11,681
SLM Corp. 2.85% due 4/1/2005                                                                               10,000            9,999
Allied Irish Banks N.A. Inc. 2.925% due 6/1/2005(5)                                                         9,500            9,453
Dexia Delaware LLC 2.77% due 4/28/2005                                                                      9,400            9,380

Total short-term securities (cost: $109,198,000)                                                                           109,198


Total investment securities (cost: $2,242,152,000)                                                                       2,366,788
Other assets less liabilities                                                                                               20,953

Net assets                                                                                                            US$2,387,741


*Amount less than one thousand.

(1)Index-linked bond whose principal amount moves with a government retail price index.
(2)Coupon rate may change periodically.
(3)Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(4)Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(5)Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, was $201,150,000, which represented 8.42% of the net assets of the fund.
(6)Scheduled interest payments not made; reorganization pending.
(7)This security has been authorized but has not yet been issued.
(8)This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
(9)Step bond; coupon rate will increase at a later date.
(10)Valued under fair value procedures adopted by authority of the Board of Directors.
(11)Security did not produce income during the last 12 months.



ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 8 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 10 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a Nominating and Governance Committee comprised solely of persons who are not considered "interested persons" of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Nominating and Governance Committee of the Registrant, c/o the Registrant's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Nominating and Governance Committee.


ITEM 11 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 12 - Exhibits

(a) (1) The Code of Ethics - not applicable for filing of Semiannual Reports to Shareholders.

(a) (2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD BOND FUND, INC.


By /s/ Mark H. Dalzell
----------------------------------
Mark H. Dalzell, President and PEO

Date: June 8, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By /s/ Mark H. Dalzell
----------------------------------
Mark H. Dalzell, President and PEO

Date: June 8, 2005



By /s/ Sharon G. Moseley
------------------------------------
Sharon G. Moseley, Treasurer and PFO

Date: June 8, 2005